As Filed With the Securities and Exchange Commission on October 18, 1996

                                                     Registration No. 33-34275
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]


                        POST-EFFECTIVE AMENDMENT NO. 8                      [X]


                                     AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                               AMENDMENT NO. 10                             [X]

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                            135 East Baltimore Street
                               Baltimore, MD 21202
-------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (410) 727-1700
                                                          ---------------------

                               Edward J. Veilleux
                            135 East Baltimore Street
                               Baltimore, MD 21202
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103


-------------------------------------------------------------------------------

It is proposed that the filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b)
------
             on (date) pursuant to paragraph (b)
------
  X          60 days after filing pursuant to paragraph (a)(1)
------
             75 days after filing pursuant to paragraph (a)(2)
------
             on (date) pursuant to paragraph (a) of Rule 485
------

-------------------------------------------------------------------------------

Registrant has elected to maintain an indefinite number of shares of Common Stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1995 was filed with the Commission on February 23, 1996.

-------------------------------------------------------------------------------

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
                                (Class A Shares)

                              Cross Reference Sheet

                                October 18, 1996


                                                                       Registration
                                                                       Statement
Items Required by Form N-1A                                            Location
---------------------------                                            ------------
Part A -        Information Required in a Prospectus


Item 1.         Cover Page.......................................      Cover Page
Item 2.         Synopsis.........................................      Fund Expenses
Item 3.         Condensed Financial
                Information......................................      Financial Highlights
Item 4.         General Description of
                Registrant.......................................      Investment Program; General
                                                                       Information
Item 5.         Management of the Fund...........................      Management of the Fund; Investment
                                                                       Advisor; Distributor; Custodian, Transfer
                                                                       Agent, Accounting Services
Item 5A.        Management's Discussion of Fund
                Performance......................................      *
Item 6.         Capital Stock and Other
                Securities.......................................      Cover Page; Dividends and Taxes;
                                                                       General Information
Item 7.         Purchase of Securities Being
                Offered..........................................      How to Invest in the Fund; Distributor
Item 8.         Redemption or Repurchase.........................      How to Redeem Shares
Item 9.         Pending Legal Proceedings........................      **

Part B -        Information Required in a
                Statement of Additional
                Information

Item 10.        Cover Page.......................................      Cover Page
Item 11.        Table of Contents................................      Table of Contents
Item 12.        General Information and
                History..........................................      General Information and History
Item 13.        Investment Objectives and
                Policies.........................................      Investment Objectives and Policies
----------
*               Information required by Item 5A is contained in the 1995 Annual
                Report to Shareholders.

** Omitted since the answer is negative or the item is not applicable.

Item 14.        Management of the Fund...........................      Management of the Fund
Item 15.        Control Persons and Principal
                Holders of Securities............................      Control Persons and Principal Holders of
                                                                       Securities
Item 16.        Investment Advisory and Other
                Services.........................................      Investment Advisory and Other
                                                                       Services; Custodian, Transfer Agent,
                                                                       Accounting Services; Independent
                                                                       Accountants
Item 17.        Brokerage Allocation.............................      Brokerage

Item 18.        Capital Stock and Other
                Securities.......................................      Capital Stock; Semi-Annual Reports

Item 19.        Purchase, Redemption and
                Pricing of Securities Being
                Offered..........................................      Valuation of Shares and Redemption
Item 20.        Tax Status.......................................      Federal Tax Treatment of Dividends and
                                                                       Distributions
Item 21.        Underwriters.....................................      Distribution of Fund Shares
Item 22.        Calculation of Performance
                Data.............................................      Performance Information
Item 23.        Financial Statements.............................      Financial Statements

Part C -        Other Information

                Part C contains the information required by the items contained therein under the items set forth in the form.

The prospectus dated May 1, 1996 relating to the Flag Investors Class A Shares of Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on April 26, 1996 as part of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (File No. 33-34275) under Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-96-000268), and in final form under Rule 497(c) under the 1933 Act via EDGAR on May 3, 1996 (Accession No. 0000950116-96-000305) is incorporated herein by reference as if set forth in its entirety.

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
                             (Institutional Shares)

                              Cross Reference Sheet

                                October 18, 1996


                                                                       Registration
                                                                       Statement
Items Required by Form N-1A                                            Location
---------------------------                                            ------------
Part A -        Information Required in a Prospectus


Item 1.         Cover Page.......................................      Cover Page
Item 2.         Synopsis.........................................      Fund Expenses
Item 3.         Condensed Financial
                Information......................................      Financial Highlights
Item 4.         General Description of
                Registrant.......................................      Investment Program; General
                                                                       Information

Item 5.         Management of the Fund...........................      Management of the Fund; Investment
                                                                       Advisor; Distributor; Custodian, Transfer
                                                                       Agent, Accounting Services

Item 5A.        Management's Discussion of Fund
                Performance......................................      *


Item 6.         Capital Stock and Other
                Securities.......................................      Cover Page; Dividends and Taxes;
                                                                       General Information
Item 7.         Purchase of Securities Being
                Offered..........................................      How to Invest in the Institutional Shares;
                                                                       Distributor
Item 8.         Redemption or Repurchase.........................      How to Redeem Institutional Shares
Item 9.         Pending Legal Proceedings........................      **

Part B -        Information Required in a
                Statement of Additional
                Information

Item 10.        Cover Page.......................................      Cover Page
Item 11.        Table of Contents................................      Table of Contents
Item 12.        General Information and
                History..........................................      General Information and History
Item 13.        Investment Objectives and
                Policies.........................................      Investment Objectives and Policies

-----------
*               Information required by Item 5A is contained in the 1995 Annual
                Report to Shareholders.

** Omitted since the answer is negative or the item is not applicable.

Item 14.        Management of the Fund...........................      Management of the Fund
Item 15.        Control Persons and Principal
                Holders of Securities............................      Control Persons and Principal Holders of
                                                                       Securities
Item 16.        Investment Advisory and Other
                Services.........................................      Investment Advisory and Other
                                                                       Services; Custodian, Transfer Agent,
                                                                       Accounting Services; Independent
                                                                       Accountants
Item 17.        Brokerage Allocation.............................      Brokerage

Item 18.        Capital Stock and Other
                Securities.......................................      Capital Stock; Semi-Annual Reports

Item 19.        Purchase, Redemption and
                Pricing of Securities Being
                Offered..........................................      Valuation of Shares and Redemption
Item 20.        Tax Status.......................................      Federal Tax Treatment of Dividends and
                                                                       Distributions
Item 21.        Underwriters.....................................      Distribution of Fund Shares
Item 22.        Calculation of Performance
                Data.............................................      Performance Information
Item 23.        Financial Statements.............................      Financial Statements

Part C -        Other Information

                Part C contains the information required by the items contained therein under the items set forth in the form.

The prospectus dated May 1, 1996 relating to the Flag Investors Institutional Shares of Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund"), filed with the Securities and Exchange Commission via EDGAR on April 26, 1996 as part of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (File No. 33-34275) under Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act") (Accession No. 0000950116-96-000268), and in final form under Rule 497(c) under the 1933 Act via EDGAR on May 3, 1996 (Accession No. 0000950116-96-000305) is incorporated herein by reference as if set forth in its entirety.

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.
                  (Alex. Brown Capital Advisory & Trust Shares)

                              Cross Reference Sheet

                                October 18, 1996

                                                                       Registration
                                                                       Statement
Items Required by Form N-1A                                            Location
---------------------------                                            ------------
Part A -        Information Required in a Prospectus

Item 1.         Cover Page.......................................      Cover Page
Item 2.         Synopsis.........................................      Fund Expenses
Item 3.         Condensed Financial
                Information......................................      Financial Highlights (with respect to Flag
                                                                       Investors Class A Shares and Flag
                                                                       Investors Institutional Shares)
Item 4.         General Description of
                Registrant.......................................      Investment Program; General
                                                                       Information
Item 5.         Management of the Fund...........................      Management of the Fund; Investment
                                                                       Advisor; Distributor; Custodian, Transfer
                                                                       Agent and Accounting Services
Item 5A.        Management's Discussion of Fund
                Performance......................................      *
Item 6.         Capital Stock and Other
                Securities.......................................      Cover Page; Dividends and Taxes;
                                                                       General Information
Item 7.         Purchase of Securities Being
                Offered..........................................      How to Invest in the Alex. Brown Capital
                                                                       Advisory & Trust Shares; Distributor
Item 8.         Redemption or Repurchase.........................      How to Redeem Alex. Brown Capital
                                                                       Advisory & Trust Shares
Item 9.         Pending Legal Proceedings........................      **

Part B -        Information Required in a
                Statement of Additional
                Information

Item 10.        Cover Page.......................................      Cover Page
Item 11.        Table of Contents................................      Table of Contents
Item 12.        General Information and
                History..........................................      General Information and History
Item 13.        Investment Objectives and
                Policies.........................................      Investment Objectives and Policies
-----------
*               Information required by Item 5A will be contained in the
                Registrant's first Annual Report to Shareholders containing results of operations of the ABCAT Shares, when available.
**              Omitted since the answer is negative or the item is not
                applicable.

Item 14.        Management of the Fund...........................      Management of the Fund
Item 15.        Control Persons and Principal
                Holders of Securities............................      Control Persons and Principal Holders of
                                                                       Securities
Item 16.        Investment Advisory and Other
                Services.........................................      Investment Advisory and Other
                                                                       Services; Custodian, Transfer Agent and
                                                                       Accounting Services; Independent
                                                                       Accountants
Item 17.        Brokerage Allocation.............................      Brokerage
Item 18.        Capital Stock and Other
                Securities.......................................      Capital Stock; Semi-Annual Reports
Item 19.        Purchase, Redemption and
                Pricing of Securities Being
                Offered..........................................      Valuation of Shares and Redemption
Item 20.        Tax Status.......................................      Federal Tax Treatment of Dividends and
                                                                       Distributions
Item 21.        Underwriters.....................................      Distribution of Fund Shares
Item 22.        Calculation of Performance
                Data.............................................      Performance Information
Item 23.        Financial Statements.............................      Financial Statements (relating to the
                                                                       Fund's other classes of shares)

Part C -        Other Information

                Part C contains the information required by the items contained therein under the items set forth in the form.

                                     LOGO

                                 ALEX. BROWN
                               CAPITAL ADVISORY
                                   & TRUST
                       INTERMEDIATE-TERM INCOME SHARES
       (A Class of Flag Investors Intermediate-Term Income Fund, Inc.)

   This mutual fund (the "Fund") is designed to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure. The Fund will invest exclusively in high quality debt securities, primarily U.S. Government securities (including agency securities), corporate bonds, collateralized mortgage obligations and other asset-backed securities. Under normal circumstances, the dollar weighted expected average maturity of the portfolio will be approximately three to five years and the maximum dollar weighted average duration will be four years. (See "Investment Program.")

   Alex. Brown Capital Advisory & Trust Shares of the Fund ("ABCAT Shares") are available solely for the discretionary accounts of Alex. Brown Capital Advisory & Trust Company and its affiliates. (See "How to Invest in ABCAT Shares.")

   This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1996, as amended through _______, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800)
767-3524.
-------------------------------------------------------------------------------
THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is ______, 1996

                                 ALEX. BROWN
                               CAPITAL ADVISORY
                                   & TRUST
                              INTERMEDIATE-TERM
                                INCOME SHARES
       (A Class of Flag Investors Intermediate-Term Income Fund, Inc.)
                          135 East Baltimore Street
                          Baltimore, Maryland 21202

                              TABLE OF CONTENTS

                                    ------

                                                                        Page
 1. Fund Expenses  .....................................                  2
 2. Financial Highlights  ..............................                  3
 3. Investment Program  ................................                  5
 4. Investment Restrictions  ...........................                 10
 5. How to Invest in ABCAT Shares  .....................                 11
 6. How to Redeem ABCAT Shares  ........................                 13
 7. Dividends and Taxes  ...............................                 14
 8. Management of the Fund  ............................                 16
 9. Investment Advisor  ................................                 16
10. Distributor  .......................................                 17
11. Custodian, Transfer Agent and Accounting Services  .                 18
12. Performance Information  ...........................                 18
13. General Information  ...............................                 19
Appendix  ..............................................                A-1


-------------------------------------------------------------------------------
  No person has been authorized to give any information or to make representations not contained in this Prospectus in connection with any offering made by this Prospectus and, if given or made, such information must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or by its distributor in any jurisdiction in which such offering may not lawfully be made. Shares may be offered only to residents of those states in which such shares are eligible for purchase.
-------------------------------------------------------------------------------

===============================================================================
1. FUND EXPENSES
 ...............................................................................
SHAREHOLDER TRANSACTION EXPENSES:
 (as a percentage of offering price)
-------------------------------------------------------------------------------

 Maximum Sales Charge Imposed on Purchases  ..............             None
Maximum Sales Charge Imposed on Reinvested Dividends  ...              None
Deferred Sales Charge  ..................................              None

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (net of fee waivers):
 (as a percentage of average daily net assets)
------------------------------------------------------------------------------

 Management Fees (net of fee waivers)  .................            .12%*
12b-1 Fees  ...........................................              None
Other Expenses  .......................................             .33%
Total Fund Operating Expenses (net of fee waivers)  ...             .45%*+
                                                               =========

-------------------------------------------------------------------------------
+Alex. Brown Capital Advisory & Trust Company intends, consistent with applicable legal requirements, to reimburse its clients at the account level in an amount such that the additional cost for client assets invested in ABCAT Shares is .20%.
*The Fund's investment advisor currently intends to waive its fee or reimburse the Fund, on a voluntary basis, to the extent required so that Total Fund Operating Expenses do not exceed .45% of the ABCAT Shares' average daily net assets. Absent fee waivers, Management Fees would be .35% and Total Fund Operating Expenses would be .68% of the ABCAT Shares' average daily net assets.

EXAMPLE:

 You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period:*
                                                      1 year       3 years       5 years       10 years
---------------------------------------------------------------------------------------------------------
                                                        $5           $15           $25            $58


-----------------------------------------------------------------------------
*The Example is based on Total Fund Operating Expenses, net of fee waivers.
 Absent fee waivers, expenses would be higher.

   The Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

   The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. (For more complete descriptions of the various costs and expenses, see "How to Invest in ABCAT Shares", "Investment Advisor" and "Distributor.") The ABCAT Shares have not been offered prior to the date of this Prospectus. Accordingly, the Expenses and Example appearing in the table above are based on the Fund's expenses (net of fee waivers) for the Flag Investors Class A Shares, another class of shares offered by the Fund, for the fiscal year ended December 31, 1995, less 12b-1 fees of .25%.

===============================================================================
2. Financial Highlights

   The Fund has not offered the ABCAT Shares prior to the date of this Prospectus. However, the Fund has offered Flag Investors Institutional Shares since November 2, 1995 and Flag Investors Class A Shares since May 13, 1991. Historical financial information about the Fund is not fully applicable to the ABCAT Shares because the expenses paid by the Fund in the past differ from those the ABCAT Shares will incur. (See "Fund Expenses.") Nevertheless, historical information about the Fund may be useful to investors if they take into account the differences in expenses. Accordingly, the financial highlights included in this table have been derived from the Fund's financial statements for its other classes of shares for the periods indicated and, except for the financial statements for the six-month period ended June 30, 1996 which are unaudited, have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and related notes for the fiscal year ended December 31, 1995 and the report thereon of Deloitte & Touche LLP, and the unaudited financial statements for the six-month period ended June 30, 1996 are included in the Statement of Additional Information. Additional performance information for the Fund's other classes is contained in the Fund's Annual Report for the fiscal year ended December 31, 1995 and its Semi-Annual Report for the six-month period ended June 30, 1996 which can be obtained at no charge by calling the Fund at (800) 767-3524.

(For a Share outstanding throughout each period)
-----------------------------------------------------------------------------

                                   Flag Investors
                                    Institutional
                                       Shares
                         ---------------------------------
                             For the Six    For the Period
                           Months Ended     Nov. 2, 1995*
                           June 30, 1996       through
                            (Unaudited)     Dec. 31, 1995
                          ---------------  ---------------
Per Share Operating
  Performance:
Net asset value at
  beginning of period           $10.58           $10.42
                                ------           ------
Income from Investment
  Operations:
Net investment
  income                          0.36             0.09
Net realized and
  unrealized gain/(loss)
  on
  investments                    (0.34)            0.12
                                ------           ------
Total from Investment
  Operations                      0.02             0.21
                                ------           ------
Less Distributions:
Dividends from net
  investment income and
  short-term
  gains                          (0.31)           (0.05)
Return of capital                  --                --
Distributions from net
  realized long-term
  gains                            --                --
                                ------           ------

Total distributions              (0.31)           (0.05)
                                ------           ------
Net asset value at end
  of period                     $10.29           $10.58
                                ======           ======
Total Return((1))                (0.43)%          12.47%**
Ratios to Average
   Net Assets:
Expenses((2))                     0.45%**          0.45%**
Net investment
   income((3))                    6.51%**          6.52%**
Supplemental Data:
Net assets at end of
   period (000)                 $7,918           $2,186
Portfolio turnover rate             23%              46%

                               (RESTUBBED TABLE)



                                                       Flag Investors Class A Shares
                           ------------------------------------------------------------------
                              For the Six                                                        For the Period
                             Months Ended                Year Ended December 31,                 May 13, 1991*
                            June 30, 1996     -----------------------------------------------       through
                             (Unaudited)        1995        1994         1993         1992        Dec. 31, 1991
                            ---------------   ---------   ---------   ----------    ---------    ---------------
Per Share Operating
  Performance:
Net asset value at
  beginning of period         $10.48            $ 9.62      $10.57       $10.37      $10.54           $10.00
                              ------            ------      ------       ------      ------           ------
Income from Investment
  Operations:
Net investment
  income                        0.37              0.62        0.57         0.57        0.63             0.32
Net realized and
  unrealized gain/(loss)
  on
  investments                  (0.36)             0.84       (0.92)        0.34       (0.05)            0.64
                              ------            ------      ------       ------      ------           ------
Total from Investment
  Operations                    0.01              1.46       (0.35)        0.91        0.58             0.96
                              ------            ------      ------       ------      ------           ------
Less Distributions:
Dividends from net
  investment income and
  short-term
  gains                        (0.30)            (0.60)      (0.57)       (0.69)      (0.75)          (0.42)
Return of capital                 --                --       (0.03)          --          --              --
Distributions from net
  realized long-term
  gains                           --                --          --        (0.02)         --              --
                              ------            ------      ------       ------      ------           ------
Total distributions            (0.30)            (0.60)      (0.60)       (0.71)      (0.75)           (0.42)
                              ------            ------      ------       ------      ------           ------
Net asset value at end
  of period                   $10.19            $10.48      $ 9.62       $10.57      $10.37           $10.54
                              ======            ======      ======       ======      ======           ======
Total Return((1))              (0.43)%           15.43%      (3.32)%       8.98%       5.68%            9.79%**
Ratios to Average
   Net Assets:
Expenses((2))                   0.70%**           0.70%       0.70%        0.70%       0.70%            0.70%**
Net investment
   income((3))                  6.16%**           6.00%       5.57%        5.43%       6.01%            5.97%**
Supplemental Data:
Net assets at end of
   period (000)              $58,009           $67,116     $78,789     $112,520     $78,706         $64,327
Portfolio turnover rate           23%               46%         50%          86%        107%             46%

------
 * Commencement of operations.
** Annualized.
(1) Total return excludes the effect of sales loads.
(2) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 0.96% (annualized), 0.93%, 0.84%, 0.85%, 0.87% and 1.73% (annualized) for the Flag Investors Class A Shares for the six months ended June 30, 1996, the years ended December 31, 1995, 1994, 1993 and 1992, and for the period ended December 31, 1991, respectively and 0.71% (annualized) and 0.72% (annualized) for the Flag Investors Institutional Shares for the six months ended June 30, 1996 and the period ended December 31, 1995, respectively.
(3) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 5.91% (annualized), 5.77%, 5.43%, 5.28%, 5.83% and 4.94% (annualized) for the Flag Investors Class A Shares for the six months ended June 30, 1996, the years ended December 31, 1995, 1994, 1993 and 1992 and for the period ended December 31, 1991, respectively and 6.26% (annualized) and 6.25% (annualized) for the Flag Investors Institutional Shares for the six months ended June 30, 1996 and the period ended December 31, 1995, respectively.

===============================================================================
3. INVESTMENT PROGRAM
 ...............................................................................
INVESTMENT OBJECTIVES, POLICIES AND RISK
CONSIDERATIONS

   The Fund's investment objective is to provide a high level of current income consistent with preservation of principal within an intermediate- term maturity structure. This investment objective is a fundamental policy and may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund.

   In seeking this objective the Fund will, under normal circumstances, invest at least 65% of its total assets in (i) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities (including securities of the Government National Mortgage Association ("GNMA"), (ii) collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA") and which are rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or are determined to be of comparable quality by the Fund's investment advisor (the "Advisor") and (iii) corporate bonds and debentures that are rated A or better by S&P or Moody's or are determined to be of comparable quality by the Advisor. The Fund may also invest up to 35% of its assets in other asset-backed securities that are rated AAA by S&P or Aaa by Moody's or are determined to be of comparable quality by the Advisor. In addition, up to 20% of the Fund's assets may be invested in debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (i) foreign national, provincial, state or municipal governments or their political subdivisions, (ii) international organizations designated or supported by governmental entities (e.g. the International Bank for Reconstruction and Development (the World Bank) and the European Steel and Coal Community), (iii) the U.S. Government (non-dollar securities only) and
(iv) foreign corporations, which obligations are rated AAA by S&P or Aaa by Moody's or if unrated, are determined to be of comparable quality by the Advisor. In the event any security owned by the Fund is downgraded, the Advisor will review the situation and take appropriate action, but will not be automatically required to sell any such security. For a discussion of the above ratings see the "Appendix."

   U.S. Government securities include obligations issued and backed by the full faith and credit of the United States Treasury, as well as obligations issued by agencies or instrumentalities of the U.S. Government. These obligations may or may not be backed by the full faith and credit of the U.S. Government. Certain agencies or instrumentalities of the U.S. Government (such as the United States Postal Service) have the right to borrow from the United States Treasury to meet their obligations, but in other instances the obligations of the issuing agency or instrumentality (such as the Federal Farm Credit System and the Federal National Mortgage Association) are supported only by the credit of the agency or instrumentality.

   Under normal circumstances the Fund's portfolio will have a dollar weighted expected average maturity of approximately three to five years and a maximum dollar weighted average duration of four years. For purposes of determining the dollar weighted expected average maturity of the Fund's portfolio, the maturity of a mortgage-backed security will be deemed to be equal to its assumed life, in recognition of the fact that such securities are subject to prepayment.

   To meet its short-term liquidity needs, the Fund may invest in repurchase agreements with respect to U.S. Treasury securities, in variable amount master demand notes and in commercial paper rated A-1 by S&P or Prime-1 by Moody's, or if not rated, determined to be of comparable quality by the Advisor. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in such instruments. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

   Mortgage-backed securities consist of mortgage loans made by lenders, such as commercial banks and savings and loan institutions, assembled into pools for sale to investors. The Fund may invest in pools that are issued and guaranteed by an agency or instrumentality of the U.S. Government, although not necessarily by the U.S. Government itself. One type of mortgage-backed security in which the Fund may invest is a GNMA Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The Fund may also invest in FHLMC Participation Certificates and FNMA Certificates. Principal and interest payments on FHLMC and FNMA Certificates are guaranteed only by FHLMC and FNMA, respectively, and not by the full faith and credit of the U.S. Government. For additional information about GNMA, FHLMC and FNMA, see the Statement of Additional Information.

   Mortgage-backed securities provide monthly payments to the certificate holders, consisting of both interest and principal payments, which in effect "pass-through" the monthly interest and principal payments made on the underlying mortgage loans. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Because prepayment of the underlying mortgages may vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. Prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

   Changes in market yields will affect the value of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including mortgage-backed securities) because the price of fixed income securities generally increases when interest rates decline and decreases when interest rates rise. Prices of longer term securities generally increase or decrease more sharply in response to interest rate changes than those of shorter term securities. In addition, prepayments of principal on mortgage pass-through securities may make it difficult to fix interest rates for a specified period of time.

   The Fund may invest in CMOs that meet both the following criteria: (i) are collateralized by securities issued or guaranteed by agencies or instrumentalities of the U.S. Government (e.g., GNMA Certificates, FHLMC Participation Certificates or FNMA Certificates) (collectively, "Mortgage Assets") and (ii) are rated AAA by S&P or Aaa by Moody's or are determined to be of comparable quality by the Advisor. No CMO is insured or guaranteed by the agency or instrumentality of the U.S. Government which issues the mortgage-backed securities that collateralize the CMO. Payment of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. If there is a default in the payment of principal and interest there can be no assurance that the underlying collateral will be sufficient to effect full repayment. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. Because CMOs are collateralized by mortgage-backed securities, they are subject to similar risks and uncertainties associated with the prepayment of principal and the ability to accurately predict yield described above with respect to mortgage-backed securities.

   The Fund may also invest in securities backed by assets other than mortgages, including company receivables, truck and auto loans, leases, and credit card receivables, which securities are rated AAA by S&P or Aaa by Moody's, or if not rated, are determined by the Advisor to be of comparable quality. Through the use of trusts and special purpose corporations, these types of assets are being securitized in pass-through structures similar to the mortgage pass-through structure or in pay-through structures similar to the CMO structure, both as described above. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities do not generally have the benefit of the same security interest in the related collateral as either mortgage-backed securities or CMOs, and may therefore present certain risks not associated with such other securities.

   A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Accordingly, the value of those assets of the Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies. In order to protect against uncertainty in the level of future foreign exchange rates, the Fund is authorized to use forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is entered into. The Fund may use such forward contracts only under two circumstances. First, if the Advisor believes the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency, the Fund may enter into forward contracts. Second, if the Advisor believes the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies, the Fund may enter into a forward contract to sell or purchase an amount of the foreign currency approximating the value of some or all of those securities.

   The market value of the Fund's debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding debt securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. An investment in Fund shares should be made with an understanding of the risks which an investment in fixed-rate CMOs may entail, including the risk that the value of the portfolio, hence the value of the Fund's shares, will decline with an increase in interest rates and that the life of the CMOs in the portfolio depends on the actual prepayments received on the underlying mortgage-backed securities, the timing of which cannot be determined but which may be sooner or later than anticipated, especially if interest rates decline.

   Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market may affect the value of the Rule 144A Securities. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

 ...............................................................................
REPURCHASE AGREEMENTS

   The Fund may agree to purchase U.S. Treasury securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. The collateral for such repurchase agreements will be held by the Fund's custodian or a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board of Directors under criteria established with the assistance of the Advisor. The seller under a repurchase agreement would be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

 ...............................................................................
PURCHASE OF WHEN-ISSUED SECURITIES

   From time to time, in the ordinary course of business, the Fund may purchase securities, at the current market value of the securities, on a forward commitment or "when issued" basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or liquid debt securities will be added to the account when necessary. While the Fund will purchase securities on a forward commitment or "when issued" basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

 ..............................................................................
ADDITIONAL RISK CONSIDERATIONS

   Purchasing foreign securities may subject the Fund to additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the payment of principal or interest on foreign securities held by the Fund.

===============================================================================
4. Investment Restrictions

   The Fund's investment program is subject to a number of restrictions which reflect both self imposed standards and federal and state regulatory limitations. The investment restrictions numbered 1 through 3 below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. Investment restriction number 4 may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);

2) Invest more than 5% of its total assets in the securities of any single issuer or acquire more than 10% of the voting securities of any issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);

3) Borrow money except as a temporary measure to facilitate settlements and for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equalling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities; and

4) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

   The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

===============================================================================
5. How to Invest in ABCAT Shares

   Alex. Brown Capital Advisory & Trust Company and its affiliates may acquire ABCAT Shares on behalf of their discretionary accounts by placing orders with the Fund's distributor (the "Distributor"). Beneficial ownership of ABCAT Shares will be reflected on books maintained by Alex. Brown Capital Advisory & Trust Company, an affiliate, or another financial institution. There is no minimum for initial or subsequent investments in ABCAT Shares.

   It is the responsibility of Alex. Brown Capital Advisory & Trust Company and its affiliates to transmit orders for ABCAT Share purchases and deliver required funds to the Distributor.

   Orders for purchases of ABCAT Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for ABCAT Shares will be executed at the net asset value per share next determined after receipt of the purchase order and immediately available funds. The Fund reserves the right to suspend the sale of ABCAT Shares at any time or reject any order.

   The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing all assets held by the Fund, deducting all liabilities, including liabilities attributable to that specific class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid prices provided by principal market makers. If a portfolio security is traded primarily on a national exchange on the valuation date, the last quoted sale price is generally used. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include the use of an independent pricing service which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Debt obligations with maturities of 60 days or less will be valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

   In the interest of economy and convenience and because of the operating procedures for the ABCAT Shares, certificates representing such shares will not be issued. Beneficial owners of ABCAT Shares ("Shareholders") will have the same rights and ownership with respect to such shares as if certificates had been issued.

===============================================================================
6. How to Redeem ABCAT Shares

   ABCAT Shares may be redeemed by, or at the direction of, Alex. Brown Capital Advisory & Trust Company or an affiliate, as appropriate, on any Business Day by transmission of a redemption order through the Distributor, or by regular or express mail to the Fund's transfer agent (the "Transfer Agent") at its address listed under "Custodian, Transfer Agent and Accounting Services." A redemption is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed ABCAT Shares will be made to, or at the direction of, Alex. Brown Capital Advisory & Trust Company or an affiliate, as appropriate, for the benefit of Shareholders. Payment will be made as promptly as feasible and, under most circumstances, within three Business Days.

   Dividends payable up to the date of the redemption of ABCAT Shares will be paid on the next dividend payment date.

===============================================================================
7. Dividends and Taxes
 ...............................................................................
DIVIDENDS AND DISTRIBUTIONS

   The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis, or alternatively, may elect to retain net capital gains and pay tax thereon.

   Unless other arrangements are made, all income dividends (consisting of dividend and interest income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net capital gains distributions, if any, will be reinvested in additional ABCAT Shares at the net asset value per share on the payment date.

 ...............................................................................
TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

   The following is only a general summary of certain federal income tax considerations affecting the Fund and the Shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or the Shareholders, and the discussion here is not intended as a substitute for careful tax planning.

   The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. The Statement of Additional Information sets forth further information regarding taxes.

   The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Generally, as long as the Fund qualifies for this tax treatment, it will be relieved of U.S. federal income tax on amounts distributed to Shareholders, but U.S. Shareholders, unless otherwise exempt, will pay income or capital gains tax on the amounts so distributed, regardless of whether such distributions are paid in cash or reinvested in additional ABCAT Shares.

   Distributions from the Fund out of net capital gains (the excess of long-term capital gains over short-term capital losses), if any, are treated by Shareholders as long-term capital gains regardless of the length of time the Shareholder has held the ABCAT Shares. All other income distributions are taxed to Shareholders as ordinary income. Distributions from the Fund generally will not qualify for the corporate dividends received deduction.

   Ordinarily, Shareholders will include all dividends declared by the Fund in income in the year of payment. However, dividends declared payable to shareholders of record in December of one year but paid in January of the following year, will be deemed to have been received by the Shareholders and paid by the Fund in the year in which the dividends were declared.

   Investors should be careful to consider the tax implications of buying ABCAT Shares just prior to a distribution. The price of ABCAT Shares purchased at that time may reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxable on the entire amount of the distribution received.

   The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

   The Fund will provide advice annually as to the federal income tax consequences of distributions made during the year. Shareholders are urged to consult their tax advisors concerning the application of the rules described above to their particular circumstances and the application of federal, state and local taxes to investments in the Fund.

   The sale, exchange or redemption of ABCAT Shares is a taxable event for the Shareholder.

===============================================================================
8. Management of the Fund

   The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers and to the Advisor. Two Directors and all of the officers of the Fund are officers or employees of the Distributor or the Advisor. The other Directors of the Fund have no affiliation with the Distributor or the Advisor.

   The Fund's Directors and officers are as follows:

*Richard T. Hale            Chairman      Paul D. Corbin        Executive Vice President
*W. James Price             Director      Edward J. Veilleux    Vice President
 James J. Cunnane           Director      Gary V. Fearnow       Vice President
 John F. Kroeger            Director      Scott J. Liotta       Vice President
 Louis E. Levy              Director      Monica M. Hausner     Vice President
 Eugene J. McDonald         Director      Joseph A. Finelli     Treasurer
[Harry Woolf                Director]     Edward J. Stoken      Secretary
 M. Elliott Randolph, Jr.   President     Laurie D. DePrine     Assistant Secretary


------
* Messrs. Hale and Price are "interested persons" of the Fund within the meaning of Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "1940 Act").

==============================================================================
9. INVESTMENT ADVISOR

   Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Alex. Brown Incorporated and an affiliate of Alex. Brown Capital Advisory & Trust Company, is the Fund's investment advisor. ICC is also the investment advisor to, and the Distributor acts as distributor for, other mutual funds in the Flag Investors family of funds and Alex. Brown Cash Reserve Fund, Inc., which
funds had approximately $  billion of net assets as of            , 1996. The
address of ICC is 135 East Baltimore Street, Baltimore, Maryland 21202.

   ICC is responsible for the general management of the Fund, as well as for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors.

   As compensation for its services for the fiscal year ended December 31, 1995, ICC received a fee (net of fee waivers) equal to .12% of the Fund's average daily net assets. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that the Fund's annual expenses do not exceed .45% of the ABCAT Shares' average daily net assets.

   ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")
 ..............................................................................

PORTFOLIO MANAGERS

   Messrs. M. Elliott Randolph, Jr., the Fund's President, and Paul D. Corbin, the Fund's Executive Vice President, have shared primary responsibility for managing the Fund's assets since inception.

   M. Elliott Randolph has nearly 22 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1988- 1991 he was a Principal with Monument Capital Management, Inc.

   Paul D. Corbin has 18 years of investment experience and has been a portfolio manager with the Advisor since 1991. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.

===============================================================================
10. Distributor

   Alex. Brown & Sons Incorporated ("Alex. Brown"), 135 East Baltimore Street, Baltimore, Maryland 21202, acts as distributor of each class of the Fund's shares. Alex. Brown is an investment banking firm which offers a broad range of investment services to individual, institutional, corporate and municipal clients. It is a wholly-owned subsidiary of Alex. Brown Incorporated, which has engaged directly and through subsidiaries and affiliates in the investment business since 1800. Alex. Brown is a member of the New Stock Exchange and other leading securities exchanges. Headquartered in Baltimore, Maryland, Alex. Brown has offices throughout the United States and, through subsidiaries, maintains offices in London, England, Geneva, Switzerland and Tokyo, Japan. Alex. Brown receives no compensation for distributing the ABCAT Shares.

   Alex. Brown bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

==============================================================================
11. CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

   PNC Bank, National Association ("PNC Bank"), a national banking association, with offices at Airport Business Park, 200 Stevens Drive, Lester, Pennsylvania 19113, acts as custodian of the Fund's assets. Investment Company Capital Corp., 135 East Baltimore Street, Baltimore, Maryland 21202 (telephone: (800) 553-8080) is the Fund's transfer and dividend disbursing agent. ICC also provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1995, ICC received a fee equal to .08% of the Fund's average daily net assets. (See the Statement of Additional Information.) ICC also serves as the Fund's investment advisor.

===============================================================================
12. Performance Information

   From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30 day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation.

   If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

   The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services which monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, Lehman Brothers Government Corporate Intermediate-Term Bond Index and Salomon Brothers Broad Investment Grade Index. The Fund may also use total return performance data as reported in national financial and industry pub lications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

   Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions.


==============================================================================
13. General Information
 ..............................................................................
DESCRIPTION OF SHARES

   The Fund is an open-end management investment company organized under the laws of the State of Maryland on April 16, 1990 and is authorized to issue 60 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and shall be entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year end of the Fund is December 31.

   The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Alex. Brown Capital Advisory & Trust Intermediate-Term Income Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby:
"Flag Investors Intermediate-Term Income Fund Class A Shares" and "Flag Investors Intermediate-Term Income Fund Institutional Shares". Additional information concerning the Fund's other classes of shares may be obtained by calling Alex. Brown at (800) 767-3524. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to ABCAT Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures and the net asset value per share of the classes may differ at times.

 ...............................................................................
ANNUAL MEETINGS

   Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

 ..............................................................................
REPORTS

   The Fund furnishes semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.

 ..............................................................................
FUND COUNSEL

   Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

 ..............................................................................
SHAREHOLDER INQUIRIES

   Shareholders with inquiries concerning their ABCAT Shares should contact their account manager at Alex. Brown Capital Advisory & Trust Company.

                                   APPENDIX

                      Corporate Bond Rating Definitions

 ...............................................................................
STANDARD & POOR'S RATINGS GROUP

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 ..............................................................................
MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the case of Aaa securities, or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                     Commercial Paper Rating Definitions
 ..............................................................................

STANDARD & POOR'S RATINGS GROUP

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment.

 ..............................................................................

MOODY'S INVESTORS SERVICE, INC.

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

                       STATEMENT OF ADDITIONAL INFORMATION

                          ----------------------------

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.

                             135 E. Baltimore Street
                            Baltimore, Maryland 21202

                          ----------------------------

               THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS, WHICH MAY BE OBTAINED FROM ANY PARTICIPATING DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING ALEX. BROWN & SONS INCORPORATED, 135 EAST BALTIMORE STREET, BALTIMORE, MARYLAND 21202, OR BY CALLING (800) 767-FLAG.










Statement of Additional Information Dated: May 1, 1996, as amended through______

                       Relating to the Prospectuses Dated:
      May 1, 1996 -- Relating to the Flag Investors Class A Shares and the
                      Flag Investors Institutional Shares
      , 199 -- Relating to the Alex. Brown Capital Advisory & Trust Shares

                                TABLE OF CONTENTS


                                                                      Page
                                                                      ----
 1.      General Information and History............................   1

 2.      Investment Objectives and Policies.........................   1

 3.      Valuation of Shares and Redemption.........................   6

 4.      Federal Tax Treatment of Dividends and
           Distributions............................................   7

 5.      Management of the Fund.....................................   9

 6.      Investment Advisory and Other Services....................   13

 7.      Distribution of Fund Shares...............................   15

 8.      Brokerage.................................................   18

 9.      Capital Stock.............................................   20

10.      Semi-Annual Reports.......................................   20

11.      Custodian, Transfer Agent, Accounting Services ...........   20

12.      Independent Auditors .....................................   21

13.      Performance Information...................................   21

14.      Control Persons and Principal Holders of
           Securities..............................................   24

15.      Financial Statements......................................   24

1.      GENERAL INFORMATION AND HISTORY

         Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers three classes of shares: Flag Investors Intermediate-Term Income Fund Class A Shares (the "Flag Investors Class A Shares"), Flag Investors Intermediate-Term Income Fund Institutional Shares (the "Flag Investors Institutional Shares") and Alex. Brown Capital Advisory & Trust Intermediate-Term Income Shares (the "ABCAT Shares") (collectively, the "Shares"). The Flag Investors Class A Shares were formerly known as the Flag Investors Shares.

         There are three separate prospectuses for the Fund's Shares: one for the Flag Investors Class A Shares, one for the Flag Investors Institutional Shares and one for the ABCAT Shares. Each prospectus contains important information concerning the class of Shares offered thereby and the Fund and may be obtained without charge from Alex. Brown & Sons Incorporated ("Alex. Brown"), 135 East Baltimore Street, Baltimore, Maryland 21202 (telephone: (800) 767-FLAG) or, with respect to the Flag Investors Class A Shares and the Flag Investors Institutional Shares, from Participating Dealers that offer Shares to prospective investors. Prospectuses for the Flag Investors Class A Shares may also be obtained from Shareholder Servicing Agents. As used herein, the term "Prospectus" describes information common to the prospectuses of the three classes of the Fund's shares, unless the term "Prospectus" is modified by the appropriate class designation. As used herein, the "Fund" refers to Flag Investors Intermediate-Term Income Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement respecting the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

         The Fund was incorporated under the laws of the State of Maryland on April 16, 1990. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and its Shares under the Securities Act of 1933, as amended, and commenced operations on May 13, 1991. The Fund has offered the Flag Investors Class A Shares since its inception on May 13, 1991 and the Flag Investors Institutional Shares since November 2, 1995. The ABCAT Shares have not been offered prior to the date of this Statement of Additional Information.

        Under a license agreement dated May 10, 1991 between the Fund and Alex. Brown Incorporated, Alex. Brown Incorporated licenses to the Fund the "Flag Investors" name and logo but retains the rights to the name and logo, including the right to permit other investment companies to use them.


2.      INVESTMENT OBJECTIVES AND POLICIES

        The Fund is designed to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure. As described in the Prospectus, the Fund will attempt to achieve its objective by investing in high quality debt obligations, primarily securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate bonds, collateralized mortgage obligations and other asset backed securities. There can be no assurance that the Fund's investment objective will be achieved.

Mortgage-Backed Securities

        As indicated in the Prospectus, the Fund may invest in mortgage-backed securities representing ownership interests in a pool of mortgage loans which securities are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA").

        GNMA Certificates.

        GNMA Certificates are mortgage-backed securities which evidence an undivided ownership interest in a pool of mortgage loans. Principal and interest is paid back monthly by the borrower over the term of the underlying loans. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers' Home Administration or guaranteed by the Veterans Administration. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantees.

        The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment substantially before maturity of the mortgages in the pool. Because prepayment rates of individual mortgage pools vary, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single-family home mortgage loans with 25 to 30 year maturities (the type of mortgage underlying most GNMA Certificates) is approximately 12 years. It is customary, therefore, to treat GNMA Certificates as 30-year mortgage-backed securities which prepay in full in the twelfth year.

        FHLMC and FNMA Certificates.

        The FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing through the development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues Participation Certificates which represent a pro rata share of all interest and principal payments made and owed on the underlying pool (which consists of mortgages from FHLMC's national portfolio). The FHLMC guarantees the timely payment of interest and ultimate collection of principal. FHLMC Participation Certificates are assumed to be prepaid in full in the twelfth year.

        The FNMA is a government-sponsored corporation owned by private stockholders that was established in 1938 to create a secondary market in mortgages issued by the FHA. FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and full return of principal. FNMA Certificates are assumed to be prepaid in full in the twelfth year.

        Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not backed by the full faith and credit of the U.S. Government.

        Interests in such mortgage-backed securities differ from other forms of debt securities, which typically provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments to the certificate holders, consisting of both interest and principal payments, which in effect "pass-through" the monthly interest and principal payments made on the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time (such as 20 or 30 years), borrowers can repay their loans sooner and the certificate holders would receive any such prepayment of principal in addition to the principal that is part of the monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Accordingly, during periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Because prepayment of the underlying mortgages may vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. When the prepayments of principal are included in the monthly payments to the Fund as a certificate holder, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

        Changes in market yields will affect the value of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including mortgage-backed securities) because the price of fixed income securities generally increases when interest rates decline and decreases when interest rates rise. Prices of longer term securities generally increase or decrease more sharply in response to interest rate changes than those of shorter term securities. In addition, prepayments of principal on mortgage pass-through securities may make it difficult to fix interest rates for a specified period of time. To the extent that mortgage-backed securities are purchased at prices that differ from par, such prepayments (which are received at par) may make up a significant portion of the pass-through total return.

Collateralized Mortgage Obligations

        As indicated in the Prospectus, the Fund may invest in collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (collectively, "Mortgage Assets") and which are rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or are determined to be of comparable quality by the Fund's investment advisor.

        In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. Payments of principal of and interest on the Mortgage Assets are commonly applied to the classes of a series of the CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. Because CMOs are collateralized by mortgage-backed securities, they are subject to similar risks and uncertainties associated with the prepayment of principal and the ability to accurately predict yield described above with respect to mortgage-backed securities.

Asset Backed Securities

        The Fund may also invest in securities backed by assets other than mortgages, including company receivables, truck and auto loans, leases, and credit card receivables, which securities are rated AAA by S&P or Aaa by Moody's, or if not rated, are determined by the Advisor to be of comparable quality. Through the use of trusts and special purpose corporations, these types of assets are being securitized in pass-through structures similar to the mortgage pass-through structure or in pay-through structures similar to the CMO structure, both as described above. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities do not generally have the benefit of the same security interest in the related collateral as either mortgage-backed securities or CMOs, and may therefore present certain risks not associated with such other securities. If the asset-backed security is issued in a pay-through structure similar to a CMO, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset- backed security pay-through structure represents the interest in any excess cash flow remaining after making the foregoing payments, and will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Other Investment Practices

        In addition, the Fund may enter into repurchase agreements and make purchases of when-issued securities as described below.

        Repurchase Agreements.

        The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed to be creditworthy by the Fund's Board of Directors under criteria established with the guidance of the Fund's investment advisor, Investment Company Capital Corp. ("ICC" or the "Advisor"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the U.S. Treasury only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

        Foreign Currency Exchange Transactions.

        The Fund may conduct its foreign currency exchange transactions through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date (which may be any fixed number of days from the date the contract is entered into by the parties) at the price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

        The Fund may use such forward contracts only under two circumstances: first, if the Advisor believes that the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency; and second, if the Advisor believes that the Fund should hedge against risk of loss in the value of its portfolio securities denominated in foreign currencies, the Fund may enter into a forward contract to purchase or sell an amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

Investment Restrictions

        The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. Accordingly, the Fund will not:

        1. Invest in real estate or mortgages on real estate;

        2. Purchase or sell commodities or commodities contracts or futures contracts;

        3. Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

        4. Issue senior securities;

        5. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies;

        6. Effect short sales of securities;

        7. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

        8. Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs; or

        9. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

        The following are investment restrictions that may be changed by a vote of the majority of the Board of Directors. The Fund will not:

        1. Purchase any securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years;

        2. Invest in shares of any other investment company registered under the Investment Company Act, other than in connection with a merger, consolidation, reorganization or acquisition of assets;

        3. Purchase or retain the securities of any issuer if to the knowledge of the Fund any officer or Director of the Fund or its investment advisor owns beneficially more than .5% of the outstanding securities of such issuer and together they own beneficially more than 5% of the securities of such issuer;

        4. Invest in companies for the purpose of exercising management or control;

        5. Purchase or sell puts or calls or any combination thereof;

        6. Invest in real estate limited partnerships or oil, gas or mineral leases; or

        7. Purchase warrants.

        The percentage limitations contained in these restrictions apply at the time of purchase of securities.


3. VALUATION OF SHARES AND REDEMPTION

Valuation of Shares

         The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time) on each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Net asset value per Share of a class is calculated by valuing all assets held by the Fund, deducting liabilities attributable to all Shares and any liabilities attributable to the specific class, and dividing the resulting amount by the number of then outstanding Shares of the class. For this purpose, portfolio securities will be given their market value where feasible. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid prices provided by principal market makers. If a portfolio security is traded primarily on a national exchange on the valuation date, the last quoted sale price will generally be used. Securities or other assets for which market quotations are not readily available are valued at their fair market value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Such procedures may include (i) the use of an independent pricing service which uses prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, (ii) indications as to values from dealers, (iii) and general market conditions. Debt obligations with maturities of 60 days or less will be valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

Redemption

        The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Flag Investors Class A Shares by check, Flag Investors Institutional Shares by wire transfer of funds and ABCAT Shares by transfer of funds by, or at the direction of, Alex. Brown Capital Advisory & Trust Company or an affiliate, as described in the Prospectus relating to each class of Shares. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation of Shares" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

4. FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

        The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

        The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

        The Fund intends to continue to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. However, to qualify as a RIC for any taxable year, the Fund must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement") and (2) derive less than 30% of its gross income (exclusive of certain gains from designated hedging transactions that are offset by unrealized losses on offsetting positions) from gains on the sale or other disposition of any of the following investments if such investments are held for less than three months (the "Short-Short Gain Test"): (a) stock or securities (as defined in Section 2(a)(36) of the Investment Company Act); (b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies), and (c) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts on foreign currencies) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities). The Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded.

        In addition, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test"). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase.

        Under Subchapter M, the Fund is exempt from federal income tax on its net investment income and net capital gains which it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short term capital gains over net long term capital loss) for the year (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below). Distributions of investment company taxable income will generally be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in Shares.

        For purposes of the Distribution Requirement (as well as for other purposes), the Fund will be required to treat as interest income any recognized market discount on debt obligations which it holds. Generally, market discount is the amount by which the stated redemption price of a bond exceeds the amount paid by a purchaser of the bond (most common where the value of a bond decreases after original issue as a result of a decline in the creditworthiness of the issuer or an increase in prevailing interest rates). Generally, upon the disposition of a bond bearing market discount or receipt of any principal payment with respect to such a bond, market discount is recognized by treating a portion of the proceeds as interest income. The application of these rules (and the rules regarding original issue discount) to debt obligations held by the Fund could affect (i) the amount and timing of distributions to shareholders and
(ii) the ability of the Fund to satisfy the Distribution Requirement.

        The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gain"). If such gains are distributed as capital gains, they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held the Shares. Conversely, if the Fund elects to retain its net capital gains, it will be taxed thereon at the applicable corporate capital gains tax rate. In this event, it is expected that the Fund also will elect to have shareholders treated as having received a distribution of such gains, with the result that they will be required to report such gains on their returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their Shares by an amount equal to 65 percent of the deemed distribution.

        Generally, gains or losses on the sale or exchange of a Share will be capital gains or losses which will be long-term if the Share is held for more than one year. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund which have been included in determining such investor's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). Investors should particularly note that this loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

        Investors should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those purchasing just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the dividend received, even though the net asset value per Share on the date of such purchase reflected the amount of such distribution.

        If for any taxable year, the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will generally be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions will generally be eligible for the 70% dividends received deduction for "qualifying dividends."

        The Fund will be required in certain cases to withhold and remit tax to the United States Treasury on distributions payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

        The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year.

        The Code imposes a nondeductible 4% federal excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, an investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        The Fund intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability, and, in addition, that the liquidation of such investments in such circumstances may affect the ability of the Fund to satisfy the Short-Short Gain Test.

        Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Fund and also as to the application of the rules set forth above to a shareholder's particular circumstances.


5. MANAGEMENT OF THE FUND

Directors and Officers

        The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is 135 East Baltimore Street, Baltimore, Maryland 21202.

*RICHARD T. HALE, Chairman and Director (7/17/45)

         Managing Director, Alex. Brown & Sons Incorporated; President, Investment Company, Capital Corp. (registered investment advisor); Chartered Financial Analyst.

*W. JAMES PRICE, Director (10/6/24)
        6885 North Ocean Boulevard, Apartment #306, Ocean Ridge, Florida 33435-3342. Director, Boca Research, Inc. (computer peripherals); Managing Director Emeritus, Alex. Brown & Sons Incorporated; Formerly, Director, CSX Corporation (transportation) and PHH Corporation (business services).

JAMES J. CUNNANE, Director (3/11/38)
        CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993 and Director, The Arch Fund (mutual funds).

JOHN F. KROEGER, Director (8/11/24)
        37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds; Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm) and General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
        26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (finance and banking); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.


EUGENE J. MCDONALD, Director (7/14/32)
        Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and healthcare); Director, Central Carolina Bank
        & Trust (banking), Key Funds (mutual funds), and AMBAC Treasurers Trust (mutual funds).

[HARRY WOOLF, Director (8/12/23)
        Institute for Advanced Study, South Olden Lane, Princeton, New Jersey 08540. Professor-at-Large Emeritus, Institute for Advanced Study; Director, ATL and Spacelabs Medical Corp. (medical equipment) and Family Health International (non-profit research and education); Trustee, Reed College (education); Director, Research America (non-profit medical research); Formerly, Trustee, Rockefeller Foundation and Director, Merrill Lynch Cluster C Funds (mutual funds).]

M. ELLIOTT RANDOLPH, President (1/10/42)
        Principal, Alex. Brown & Sons Incorporated, 1991 - Present; Principal, Monument Capital Management, Inc., 1988-1991; Senior Vice President and Chief Investment Officer, First National Bank of Maryland, 1976-1988.

PAUL D. CORBIN, Executive Vice President (7/24/52)
        Principal, Alex. Brown & Sons Incorporated, 1991 - Present; Senior Vice President, First National Bank of Maryland, 1985-1991.


EDWARD J. VEILLEUX, Vice President (8/26/43)
        Principal, Alex. Brown & Sons Incorporated; Executive Vice President, Investment Company Capital Corp., (registered investment advisor); Vice President, Armata Financial Corp. (registered broker-dealer).


GARY V. FEARNOW, Vice President (12/6/44)
        Managing Director, Alex. Brown & Sons Incorporated and Manager, Special Products Department, Alex. Brown & Sons Incorporated.

MONICA M. HAUSNER, Vice President (10/26/61)
        Vice President, Fixed Income Management Department, Alex. Brown & Sons Incorporated, March 1992-Present; Formerly, Assistant Vice President, First National Bank of Maryland, 1984-1992.

SCOTT J. LIOTTA, Vice President (3/18/65)
        Manager, Fund Administration, Alex. Brown & Sons Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (mutual funds), April 1994-July 1996; and Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), August 1991-April 1994.

JOSEPH A. FINELLI, Treasurer (1/24/57)
        Vice President, Alex. Brown & Sons Incorporated and Investment Company Capital Corp. (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (mutual funds) and Vice President, Delaware Management Company Inc., 1980-August 1995.

EDWARD J. STOKEN, Secretary (8/7/47)
        Compliance Officer, Alex. Brown & Sons Incorporated, April 1995-Present; Formerly, Legal Advisor, Federated Investors (registered investment advisor), 1991-1995.

LAURIE D. DePRINE, Assistant Secretary (1/1/66)
        Asset Management Department, Alex. Brown & Sons Incorporated, 1991-Present.

----------
* Messrs. Hale and Price are Directors who are "interested persons", as defined in the Investment Company Act.

        Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by Alex. Brown or its affiliates. There are currently 12 funds in the Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Price serves as a Director of seven funds in the Fund Complex. Mr. Hale serves as President and Director of one fund, and Director of each of the other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy, McDonald and Woolf serve as Directors of each fund in the Fund Complex. Mr. Veilleux serves as Executive Vice President of one fund and as Vice President of each of the other funds in the Fund Complex. Mr. Liotta serves as Vice President, Mr. Finelli serves as Treasurer, Mr. Stoken serves as Secretary and Ms. DePrine serves as Assistant Secretary, respectively, of each fund in the Fund Complex. Mr. Randolph serves as President of two funds and Vice President of one fund in the Fund Complex. Mr. Corbin serves as Executive Vice President of two funds and Vice President of one fund in the Fund Complex. Mr. Fearnow serves as Vice President of 10 funds and Ms. Hausner serves as Vice President of three funds in the Fund Complex.

        Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, Alex. Brown in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

        Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of Alex. Brown may be considered to have received remuneration indirectly. As compensation for his services as Director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (a "Non-Interested Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at Board and committee meetings) from all Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. for which he serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended December 31, 1995, Non-Interested Directors' fees attributable to the assets of the Fund totaled approximately $5,000. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended December 31, 1995.

                               COMPENSATION TABLE


-----------------------------------------------------------------------------------------------------------------------------------
Name of Person, Position            Aggregate Compensation             Pension or Retirement                   Total Compensation
                                    From the Fund in the               Benefits Accrued As                          From the Fund
                                    Fiscal Year Ended                  Part of Fund Expenses                     and Fund Complex
                                    December 31, 1995                                                           Paid to Directors
                                                                                                               in the Fiscal Year
                                                                                                          Ended December 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
*Richard T. Hale, Director                 $0                                 $0                                       $0

*W. James Price, Chairman                  $0                                 $0                                       $0

James J. Cunnane, Director                 $640.31(2)                          +                        $39,000 for service on 13
                                                                                                      Boards(1) in the Fund Complex

N. Bruce Hannay, Director**                $640.31(2)                          +                        $39,000 for service on 13
                                                                                                      Boards(1) in the Fund Complex

John F. Kroeger, Director                  $725.91(2)                          +                        $44,425 for service on 13
                                                                                                      Boards(1) in the Fund Complex

Louis E. Levy, Director                    $640.31(2)                          +                        $39,000 for service on 13
                                                                                                      Boards(1) in the Fund Complex

Eugene J. McDonald, Director               $640.31(2)                          +                        $39,000 for service on 13
                                                                                                      Boards(1) in the Fund Complex

Harry Woolf, Director                      $640.31(2)                          +                        $39,000 for service on 13
                                                                                                      Boards(1) in the Fund Complex

----------
* A Director who is an "interested person" as defined in the Investment Company Act.
**   Retired on January 31, 1996 and is now deceased.
+ The Fund Complex has adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the year ended December 31, 1995 was approximately $2,195.
(1)  One fund ceased operations on May 17, 1995.
(2) Of the amounts paid to Messrs. Cunnane, Hannay, Kroeger, Levy, McDonald and Woolf, $640.31, $454.73, $0, $0, $640.31 and $640.31, respectively, was deferred pursuant to a deferred compensation plan.

        The Fund Complex has adopted a Retirement Plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's Advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned in his last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by him in his last year of service. The fee will be paid quarterly, for life, by each Fund for which he serves. The Retirement Plan is unfunded and unvested. Messrs. Kroeger and Woolf have qualified but have not received benefits. The Fund has one Participant, a Director who retired effective December 31, 1994 who has qualified for the Retirement Plan and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Another Participant, who retired on January 31, 1996 and died on June 2, 1996, was paid fees of $13,000 by the Fund Complex under the Retirement Plan. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

         Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his last year of service, as described above. The estimated credited years of service are as follows: for Mr. Cunnane, 1 year; for Mr. Kroeger, 13 years; for Mr. Levy, 2 years; for Mr. McDonald, 4 years; and for Mr. Woolf 13 years, respectively.

Years of Service                  Estimated Annual Benefits Payable By Fund Complex Upon Retirement
----------------                  -----------------------------------------------------------------
                                     Chairman of Audit Committee               Other Participants
                                     ---------------------------               ------------------
6 years                                          $4,595                               $3,900
7 years                                          $9,190                               $7,800
8 years                                         $13,785                              $11,700
9 years                                         $18,380                              $15,600
10 years or more                                $22,975                              $19,500


         Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Kroeger, Levy, McDonald and Woolf have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select various Flag Investors and Alex. Brown Cash Reserve Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years.

Code of Ethics

         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics significantly restricts the personal investing activities of all employees of ICC and the directors and officers of Alex. Brown. As described below, the Code of Ethics imposes additional, more onerous, restrictions on the Fund's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.


         The Code of Ethics requires that all employees of ICC, any director or officer of Alex. Brown, and all Interested Directors, preclear personal securities investments (with certain exceptions, such as non-volitional purchases or purchases which are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security.



6. INVESTMENT ADVISORY AND OTHER SERVICES

         On May 9, 1991, the sole shareholder of the Fund approved an Investment Advisory Agreement between the Fund and ICC. ICC is a wholly-owned subsidiary of Alex. Brown Financial Corporation and an indirect subsidiary of Alex. Brown Incorporated. ICC is also the investment advisor to Flag Investors Telephone Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Equity Partners Fund, Inc., Alex. Brown Cash Reserve Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Maryland Intermediate Tax Free Income Fund, Inc. and Flag Investors Real Estate Securities Fund, Inc. which are distributed by Alex. Brown, the Fund's distributor.

         Under the Investment Advisory Agreement, ICC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. Any investment program undertaken by ICC will at all times be subject to policies and control of the Fund's Board of

Directors. ICC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICC without reimbursement by the Fund for any costs. ICC shall not be liable to the Fund or its shareholders for any act or omission by ICC or any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. As compensation for its services, ICC receives an annual fee from the Fund, payable monthly, at the annual rate of .35% of the first $1 billion of the Fund's average daily net assets, .30% of the Fund's average daily net assets in excess of $1 billion but not exceeding $1.5 billion and .25% of the Fund's average daily net assets exceeding $1.5 billion. ICC has voluntarily agreed to reduce its annual fee, if necessary, or to make payments to the Fund to the extent required so that the Fund's annual expenses do not exceed .70% of the Flag Investors Class A Shares' average daily net assets and .45% of the Flag Investors Institutional Shares' and the ABCAT Shares' respective average daily net assets. As compensation for investment advisory services for the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, ICC received fees of $252,372, $357,585 and $332,862 and from such amounts waived fees of $162,943, $141,214 and $145,696, respectively. Absent such waivers for the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, the Fund's Total Operating Expenses would have been .93%, .84% and .85%, respectively, of the Flag Investors Class A Shares' average daily net assets. The services of ICC to the Fund are not exclusive and ICC is free to render similar services to others.

         [ICC has also agreed to reduce its aggregate fees on a monthly basis for any fiscal year to the extent required so that the amount of the ordinary expenses of the Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as legal claims, liabilities, litigation costs and indemnification related thereto) paid or incurred by the Fund for such fiscal year does not exceed the expense limitations applicable to the Fund imposed by the securities laws or regulations of the states in which the Shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time. Currently, the most restrictive of such expense limitations requires the Advisor to reduce its fees to the extent required so that ordinary expenses of the Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as legal claims, liabilities, litigation costs and indemnification related thereto) do not exceed 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of the Fund's average daily net assets and 1.5% of the Fund's average daily net assets in excess of $100 million. In addition, if required to do so by any applicable state securities laws or regulations, ICC will reimburse the Fund to the extent required to prevent the expense limitations of any state law or regulation from being exceeded. No such reimbursements were required in the fiscal year ended December 31, 1995.]

         The Investment Advisory Agreement will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Non-Interested Directors who have no direct or indirect financial interest in such agreement, by votes cast in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). The Investment Advisory Agreement was approved in the foregoing manner by the Fund's Board of Directors most recently on September 30, 1996 and by a majority of the outstanding Shares on July 31, 1992. The Fund or ICC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company Act).

        In addition to its services as investment advisor, ICC also provides accounting services to the Fund and serves as the Fund's transfer and dividend disbursing agent. (See "Custodian, Transfer Agent, Accounting Services.")

7. DISTRIBUTION OF FUND SHARES

         Alex. Brown serves as the distributor of the Fund's Shares pursuant to three separate Distribution Agreements, one for the Flag Investors Class A Shares (the "Flag Investors Class A Distribution Agreement"), one for the Flag Investors Institutional Shares (the "Flag Investors Institutional Distribution Agreement") and one for the ABCAT Shares (the "ABCAT Distribution Agreement") (collectively, the "Distribution Agreements").


The Flag Investors Class A Shares

         The Flag Investors Class A Distribution Agreement provides that Alex. Brown has the exclusive right to distribute Flag Investors Class A Shares either directly or through other broker-dealers. The Flag Investors Class A Distribution Agreement further provides that Alex. Brown will: (a) solicit and receive orders for the purchase of Flag Investors Class A Shares; (b) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; (c) receive requests for redemptions and transmit such redemption requests to the Fund's transfer agent as promptly as possible; and (d) respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Alex. Brown has not undertaken to sell any specific number of Flag Investors Class A Shares. The Flag Investors Class A Shares Distribution Agreement further provides that, in connection with the distribution of Shares, Alex. Brown will be responsible for all of the promotional expenses. The services provided by Alex. Brown to the Fund are not exclusive, and Alex. Brown is free to provide similar services to others. Alex. Brown shall not be liable to the Fund or its shareholders for any act or omission by Alex. Brown or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Alex. Brown and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund.

         As compensation for providing distribution services for the Flag Investors Class A Shares as described above, Alex. Brown receives an annual fee, paid monthly, equal to .25% of the average daily net assets of the Flag Investors Class A Shares. Alex. Brown expects to allocate most of its annual fee to its investment representatives and up to all of its fee to Participating Dealers. For the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, Alex. Brown received distribution fees of $179,666, $255,418 and $237,758, respectively.

         Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the Fund's Flag Investors Class A Shares (the "Flag Investors Class A Plan"). Under the Flag Investors Class A Plan, the Fund pays a fee to Alex. Brown for distribution and other shareholder servicing assistance as set forth in the Flag Investors Class A Distribution Agreement, and Alex. Brown is authorized to make payments out of its fee to its investment representatives and to participating broker-dealers. The Flag Investors Class A Distribution Agreement, including the Flag Investors Class A Plan and a form of Sub-Distribution Agreement, was approved by the sole shareholder of the Fund on May 9, 1991, by a majority of the outstanding Shares of the Fund on July 31, 1992, and most recently by the Fund's Board of Directors, including a majority of the Non-Interested Directors, on September 25, 1995. The Flag Investors Class A Distribution Agreement and the Flag Investors Class A Plan encompassed therein will remain in effect from year to year thereafter, if specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         In approving the Flag Investors Class A Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Flag Investors Class A Plan would benefit the Fund and its shareholders. The Flag Investors Class A Plan will be renewed only if the Directors make a similar determination in each subsequent year. The Flag Investors Class A Plan may not be amended to increase materially the fee to be paid pursuant to the Flag Investors Class A Distribution Agreement without the approval of the shareholders of the Fund. The Flag Investors Class A Plan may be terminated at any time and the Flag Investors Class A Distribution Agreement may be terminated at any time upon sixty days' notice, in either case without penalty, by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). Any Sub-Distribution Agreement may be terminated in the same manner at any time. The Flag Investors Class A Distribution Agreement and any Sub-Distribution Agreement shall automatically terminate in the event of assignment.

         During the continuance of the Flag Investors Class A Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Flag Investors Class A Plan to Alex. Brown pursuant to the Flag Investors Class A Distribution Agreement and to broker-dealers pursuant to Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Flag Investors Class A Plan, the selection and nomination of the Fund's Non-Interested Directors shall be committed to the discretion of the Non-Interested Directors then in office.


         For the fiscal year ended December 31, 1995, the Fund paid $179,666 to Alex. Brown, the Fund's distributor, pursuant to the Flag Investors Class A Plan. Alex. Brown, in turn, paid the distribution-related expenses of the Fund including one or more of the following: printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying, or other financing charges.


         In addition, with respect to the Flag Investors Class A Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which Alex. Brown will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

         Under the Flag Investors Class A Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to Alex. Brown under the Flag Investors Class A Plan. Payments under the Flag Investors Class A Plan are made as described above regardless of Alex. Brown's actual cost of providing distribution services and may be used to pay Alex. Brown's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the Flag Investors Class A Shares is less than .25% of the Fund's average daily net assets for any period, the unexpended portion of the distribution fee may be retained by Alex. Brown. The Flag Investors Class A Plan does not provide for any charges to the Fund for excess amounts expended by Alex. Brown and, if the Flag Investors Class A Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to Alex. Brown pursuant to the Flag Investors Class A Plan will cease and the Fund will not be required to make any payments past the date the related Flag Investors Class A Distribution Agreement terminates.

         In the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, Alex. Brown received sales commissions on the Flag Investors Class A Shares of $11,196, $134,543 and $281,443 and from such amounts retained $11,088, $132,337 and $278,516 for each such year, respectively.

The Flag Investors Institutional Shares and the ABCAT Shares

         The Flag Investors Institutional Distribution Agreement and the ABCAT Distribution Agreement provide that Alex. Brown has the exclusive right to distribute the related class of shares, either directly or through Participating Dealers, and further provide that Alex. Brown will solicit and receive orders for the purchase of Flag Investors Institutional Shares or ABCAT Shares, as appropriate, accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectus for the related class of shares and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible, receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible, respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund, maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors, and take all actions deemed necessary to carry into effect the distribution of the related class of shares. Alex. Brown has not undertaken to sell any specific number of Flag Investors Institutional Shares or ABCAT Shares. The Flag Investors Institutional Distribution Agreement and the ABCAT Distribution Agreement further provide that, in connection with the distribution of the related class of shares, Alex. Brown will be responsible for all of the promotional expenses. The services provided by Alex. Brown to the Fund are not exclusive, and Alex. Brown is free to provide similar services to others. Alex. Brown shall not be liable to the Fund or its shareholders for any act or omission by Alex. Brown or any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The ABCAT Shares are available solely for the discretionary accounts of Alex. Brown Capital Advisory Trust Company and its affiliates.

         Alex. Brown receives no compensation for distributing the Flag Investors Institutional Shares or ABCAT Shares.

         With respect to the Flag Investors Institutional Shares, Alex. Brown and Participating Dealers have entered into Sub-Distribution Agreements under which such Participating Dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. It is not currently anticipated that Alex. Brown will enter into Sub-Distribution Agreements for the ABCAT Shares.

         The Institutional Distribution Agreement was approved by the Fund's Board of Directors on September 25, 1995 and by the sole shareholder of the class on October 31, 1995. The ABCAT Distribution Agreement was approved by the Fund's Board of Directors on September 30, 1996 and by the sole shareholder of the class on __________. Each such Agreement has an initial term of two years and will remain in effect from year to year thereafter, if specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Non-Interested Directors by votes cast at a meeting called for such purpose. Each Agreement may be terminated at any time upon sixty days' written notice, without penalty, by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the outstanding shares of the class (as defined under Capital Stock). The Flag Investors Institutional Distribution Agreement, the ABCAT Distribution Agreement and any Sub-Distribution Agreement shall automatically terminate in the event of assignment.

General Information

         The Fund will pay all costs associated with its organization and registration under the Securities Act of 1933 and the Investment Company Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Non-Interested Directors, and of independent auditors, in connection with any matter relating to the Fund; a portion of membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by Alex. Brown or ICC.

        The address of Alex. Brown is 135 East Baltimore Street, Baltimore, Maryland 21202.


8. BROKERAGE

         ICC is responsible for decisions to buy and sell securities for the Fund, for the broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. ICC may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, Alex. Brown.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with Alex. Brown in any transaction in which Alex. Brown acts as a principal; that is, an order will not be placed with Alex. Brown if execution of the trade involves Alex. Brown serving as a principal with respect to any part of the Fund's order, nor will the Fund buy or sell over-the-counter securities with Alex. Brown acting as market maker.

         If Alex. Brown is participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

         ICC's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, ICC may, in its discretion, effect brokerage transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by ICC to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ICC with clients other than the Fund. Similarly, any research services received by ICC through placement of portfolio transactions of other clients may be of value to ICC in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ICC by a broker-dealer. ICC is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ICC's research and analysis. Therefore, it may tend to benefit the Fund by improving ICC's investment advice. ICC's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ICC's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ICC is also authorized to pay broker-dealers other than Alex. Brown higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board of Directors. For the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, ICC directed no brokerage transactions to broker-dealers and paid no related commissions because of research services provided to the Fund.

         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through Alex. Brown. At the time of such authorization certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid Alex. Brown must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICC to furnish reports and to maintain records in connection with such reviews. The Distribution Agreements between Alex. Brown and the Fund do not provide for any reduction in the distribution fee to be received by Alex. Brown from the Fund as a result of profits resulting from brokerage commissions on transactions of the Fund effected through Alex. Brown. For the fiscal years ended December 31, 1995, December 31, 1994 and December 31, 1993, the Fund paid no brokerage commissions to Alex. Brown. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of December 31, 1995, the Fund held a 5.70% repurchase agreement issued by Goldman Sachs & Co. valued at $1,806,000. Goldman Sachs & Co. is a "regular broker or dealer" of the Fund.

         ICC manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ICC. ICC may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

9. CAPITAL STOCK

         The Fund is authorized to issue sixty million Shares of common stock, par value $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

         The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and the Board has designated four classes of shares: Flag Investors Intermediate-Term Income Fund Class A Shares, Flag Investors Intermediate-Term Income Fund Class B Shares, Flag Investors Intermediate-Term Income Fund Institutional Shares and Alex. Brown Capital Advisory & Trust Intermediate-Term Income Shares. The Flag Investors Institutional Shares are offered only to certain eligible institutions and to clients of investment advisory affiliates of Alex. Brown. The ABCAT Shares are offered only to clients of Alex. Brown Capital Advisory & Trust Company and its affiliates. The Flag Investors Class B Shares are not currently being offered. Shares of the Fund, regardless of series or class would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares would be identical to every other class in a particular series and expenses of the Fund (other than 12b-1 and any applicable service fees) would be prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund. There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

10. SEMI-ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.


11. CUSTODIAN, TRANSFER AGENT, ACCOUNTING SERVICES

         PNC Bank, National Association ("PNC Bank"), with offices at Airport Business Park, 200 Stevens Drive, Lester, Pennsylvania, 19113, has been retained to act as custodian of the Fund's investments. PNC Bank receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by PNC Bank and the Fund. Investment Company Capital Corp., 135 East Baltimore Street, Baltimore, Maryland 21202, serves as the Fund's transfer and dividend disbursing agent and provides certain accounting services to the Fund under a Master Services Agreement between the Fund and ICC. As compensation for providing dividend and transfer agency services, the Fund pays ICC up to $10.62 per account per year, plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended December 31, 1995, such fees totaled $24,999.

         As compensation for providing accounting services, ICC receives an annual fee, calculated daily and paid monthly, as shown below.

         Average Net Assets                        Incremental Fee
         ------------------                        ---------------
$          0    -  $   10,000,000                $15,000 (fixed fee)
$ 10,000,001    -  $   24,999,999                     .080%
$ 25,000,000    -  $   50,000,000                     .077%
$ 50,000,001    -  $   75,000,000                     .050%
$ 75,000,001    -  $   99,999,999                     .030%
$100,000,000    -  $  500,000,000                     .020%
$500,000,001    -  $1,000,000,000                     .008%
over $1,000,000,000                                   .003%

        In addition, the Fund will reimburse ICC for the following out-of-pocket expenses incurred in connection with ICC's provision of accounting services under the Master Services Agreement: express delivery service, independent pricing and storage. For the fiscal year ended December 31, 1995, ICC received accounting fees of $57,172.

        ICC also serves as the Fund's investment advisor.

12. INDEPENDENT AUDITORS

        The annual financial statements of the Fund are audited by Deloitte & Touche LLP. Deloitte & Touche LLP has offices at 117 Campus Drive, Princeton, New Jersey 08540.

13. PERFORMANCE INFORMATION

        For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will generally be stated both in terms of total return and in terms of yield. However, the Fund may also from time to time state the performance of the Fund solely in terms of total return.

Total Return Calculations

        The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

P(1 + T)n    =  ERV

Where:   P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         n   =  number of years (1, 5 or 10)
       ERV   =  ending redeemable value at the end of the 1, 5, or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement (or the later commencement of operations of a Series or class). During its first year of operations, the Fund may, in lieu of annualizing its total return, use an aggregate total return calculated in the same manner. In calculating the ending redeemable value, the maximum sales load (1.50% for the Flag Investors Class A Shares) is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectuses on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund. The Flag Investors Institutional Shares and the ABCAT Shares are sold without a sales load.

        The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA/Weisenberger or Morningstar Inc., or with the performance of Lehman Brothers Government Corporate Bond Index, Lehman Brothers Government Intermediate-Term Bond Index or Salomon Brothers Broad Investment Grade Index, the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

        For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges (as distinguished from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares). The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Calculated according to the SEC rules for the one-year period ended December 31, 1995, the ending redeemable value of a hypothetical $1,000 payment for Flag Investors Class A Shares was $1,138, resulting in a total return for such shares equal to 13.77%. For the period from effectiveness of the Fund's registration statement on May 13, 1991 to the end of the Fund's fiscal year on

December 31, 1995, the ending redeemable value of a hypothetical $1,000 payment for Flag Investors Class A Shares was $1,391 resulting in an average annual total return for such shares equal to 7.38%.


         Calculated according to the SEC rules for the period from November 2, 1995 (commencement of offering of the Flag Investors Institutional Shares) through December 31, 1995, the ending redeemable value of a hypothetical $1,000 payment for Flag Investors Institutional Shares was $1,025, resulting in an aggregate total return for such shares equal to 2.50%.


         Calculated according to the alternative computation which assumes no sales charges and reinvestment of all distributions, for the one-year period ended December 31, 1995, the ending redeemable value of a hypothetical $10,000 investment in Flag Investors Class A Shares was $11,543, resulting in a total return for such shares equal to 15.43%. For the period from effectiveness of the Fund's registration statement on May 13, 1991 to the end of the Fund's fiscal year on December 31, 1995, the ending redeemable value of a hypothetical $10,000 investment in Flag Investors Class A Shares was $14,112, resulting in an average annual total return for such shares equal to 7.21%.

         Calculated according to the alternative computation for the period from November 2, 1995 (commencement of offering of the Flag Investors Institutional Shares) through December 31, 1995, the ending redeemable value of a hypothetical $10,000 investment in Flag Investors Institutional Shares was $10,250, resulting in an aggregate total return for such Shares equal to 2.50%.


        The ABCAT Shares were not offered prior to the date of this Statement of Additional Information.


Yield Calculations


         The Fund's yield for the Flag Investors Class A Shares and the Flag Investors Institutional Shares for the 30 day period ended December 31, 1995 was 6.27% and 6.30%, respectively, and was computed in the manner discussed below. The yield of the Fund is calculated by dividing the net investment income per Share earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's yield calculations assume a maximum sales charge of 1.50% for the Flag Investors Class A Shares and no sales charge for the Flag Investors Institutional Shares or the ABCAT Shares. The Fund's net investment income per Share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.


        Except as noted below, for the purpose of determining net investment income earned during the period, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

        Undeclared earned income will be subtracted from the net asset value per share. Undeclared earned income is net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

        The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. The Fund's portfolio turnover rate for the fiscal years ended December 31, 1995 and December 31, 1994 was 46% and 50%. A high level of portfolio turnover may generate relatively high transaction costs and may increase the amount of taxes payable by the Fund's shareholders.

14. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        As of September 20, 1996 to Fund management's knowledge, the following persons owned of record or beneficially 5% or more of the Fund's outstanding Shares.

     Name and Address                                    % Ownership
     ----------------                                    -----------
     OLICOM A/S                                          13.39%
     ATTN:  Jorgen Nielsen
     Nybrovej 114
     DK-2800
     Lyngby, Denmark

     Alex. Brown & Sons Incorporated                     63.0%*
     135 E. Baltimore Street
     Baltimore, MD  21202

     Lauer & Co. Cust.                                   8.18%
     BAT Customers
     c/o Glenmede Income Collection Dept.
     1650 Market St., Ste. 1200
     Philadelphia, PA  19103-7301

----------
     * As of such date Alex. Brown owned beneficially less than 5% of such Shares.

     As of September 20, 1996, Directors and officers as a group owned less than 1% of the Fund's total outstanding Shares.


15. FINANCIAL STATEMENTS
    (See next page.)

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND



Statement of Net Assets                                       December 31, 1995

                                                                     S&P       Par       Value
Security                                                           Rating(1)  (000)    (Note A)
CORPORATE BONDS -- 26.1%
  Banc One Columbus
    7.375%, 12/1/02                                                  AA-     $1,000   $ 1,092,500
  Banc One Credit Card Master Trust
    6.30%, 10/15/02                                                  AAA      3,000     3,067,500
  Bear Stearns Co.
    6.625%, 1/15/04                                                  A        3,000     3,041,250
  Countrywide Funding
    8.25%, 7/15/02                                                   A-       3,250     3,599,375
  Fund America Enterprise
    7.75%, 2/1/03                                                    BBB+     3,000     3,142,500
  Pacific Gas & Electric
    6.25%, 3/1/04                                                    A        2,000     2,002,500
  Societe Nationale Elf Aquitaine
    7.75%, 5/1/99                                                    AA-      2,000     2,125,000
                                                                                       ----------
Total Corporate Bonds (Cost $17,483,844)                                               18,070,625
                                                                                       ----------
U.S. GOVERNMENT AGENCY SECURITIES -- 20.1%
Federal Home Loan Banks Board -- 4.4%
    7.151%, 9/13/05 (callable 9/13/97)                               AAA      3,000     3,086,310
Federal Home Loan Mortgage Corp. -- 2.1%
    Pool #G10049, 8.00%, 10/1/07                                     AAA      1,393     1,444,393
Federal National Mortgage Assoc. -- 5.9%
  Multi-Class Mortgage Certificates
    Pool #326570, 7.00%, 2/1/08                                      AAA      3,997     4,074,315
Government National Mortgage Assoc. -- 6.0%
  Multi-Class Mortgage Certificates
    Pool #194615, 8.00%, Due 3/15/17                                 AAA        166       172,545
    Pool #204405, 8.00%, Due 4/15/17                                 AAA        184       191,503
    Pool #371200, 8.00%, Due 12/15/23                                AAA      1,618     1,687,303
    Pool #371206, 8.00%, Due 12/15/23                                AAA      2,019     2,105,216
Guaranteed Export Trust -- 1.7%
    8.187%, 12/15/04                                                 AAA      1,060     1,148,055
                                                                                       ----------
Total U.S. Government Agency Securities (Cost $13,700,276)                             13,909,640
                                                                                       ----------
U.S. TREASURY SECURITIES -- 16.6%
  U.S. Treasury Notes
    4.75%, 9/30/98                                                   AAA      4,000     3,952,120
    5.50%, 4/15/00                                                   AAA      2,500     2,521,550
    5.75%, 8/15/03                                                   AAA      5,000     5,067,200
                                                                                       ----------
Total U.S. Treasury Securities (Cost $11,205,039)                                      11,540,870
                                                                                       ----------

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND



Statement of Net Assets (concluded)                           December 31, 1995

                                                                     S&P       Par       Value
Security                                                           Rating(1)  (000)    (Note A)

ASSET-BACKED SECURITIES -- 11.3%
  Premier Auto Trust, 94-1-A3, 4.75%, 2/2/00                         AAA     $  944   $   937,160
  Discover Credit Card, 93-A-A, 6.25%, 8/16/00                       AAA      3,000     3,052,620
  Sears Credit Account Master Trust, II 95-2-A, 8.10%, 6/15/04       AAA      3,500     3,808,770
                                                                                       ----------
Total Asset-Backed Securities (Cost $7,481,229)                                         7,798,550
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.8%
Federal Home Loan Mortgage Corp. -- 11.9%
  Multi-Class Mortgage Certificates
    Series 21-H, 5.85%, 1/25/19                                      AAA      4,000     3,941,361
    Series 1163-I, 6.95%, 12/15/20                                   AAA        600       610,782
    Series 106-F, 8.50%, 12/15/20                                    AAA      3,562     3,670,704
Federal National Mortgage Assoc. -- 10.8%
  Multi-Class Mortgage Certificates
    Series 1988-18-B, 9.40%, 7/25/03                                 AAA        237       248,636
    Series 1992-149-D, 12.00%, 4/25/19                               AAA      2,068     2,139,593
    Series 1991-11-G, 7.00%, 11/25/19                                AAA      3,052     3,069,546
    Series 1995-W-1--A2, 8.20%, 4/25/25                              AAA      2,000     2,058,200
Goldman Sachs Trust Series 3 -- 0.1%
  Remic, Series 3 E-4, 8.00%, 5/27/15                                AAA         66        67,321
                                                                                       ----------
Total Collateralized Mortgage Obligations (Cost $15,609,443)                           15,806,143
                                                                                       ----------
REPURCHASE AGREEMENT -- 2.6%
  Goldman Sachs & Co., 5.70%
    Dated 12/29/95, to be repurchased on 1/2/96, collateralized by U.S. Treasury Bonds with a market value of $1,834,529.
    (Cost $1,806,000)                                                NR*      1,806     1,806,000
                                                                                        ---------
Total Investment in Securities -- 99.5%
  (Cost $67,285,831)**                                                                 68,931,828
Other Assets in Excess of Liabilities, Net -- 0.5%                                        369,866
                                                                                       ----------
Net Assets -- 100.0%                                                                  $69,301,694
                                                                                       ==========

Net Asset Value Per:
  Class A Share ($67,115,974 / 6,406,450 shares outstanding)                               $10.48
                                                                                            =====
  Institutional Share ($2,185,720 / 206,585 shares outstanding)                            $10.58
                                                                                            =====
Maximum Offering Price Per:
  Class A Share ($10.48 / .985)                                                            $10.64
                                                                                            =====
  Institutional Share                                                                      $10.58
                                                                                            =====


(1) The Standard & Poor's rating indicated is believed to be the most recent rating available as of December 31, 1995.
 *  Not rated.
**  Also aggregate cost for federal tax purposes.
See accompanying Notes to Financial Statements.

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

Statement of Operations                    For the Year Ended December 31, 1995

INVESTMENT INCOME (NOTE A):
  Interest                                                     $ 4,829,563
                                                               -----------

EXPENSES:
  Investment advisory fee (Note B)                                 252,372
  Distribution fee (Note B)                                        179,666
  Accounting fee (Note B)                                           57,172
  Printing and postage                                              32,168
  Custodian fees                                                    25,999
  Transfer agent fees (Note B)                                      24,999
  Legal                                                             24,999
  Audit                                                             23,999
  Registration fees                                                 19,998
  Organizational expense (Note A)                                    9,092
  Miscellaneous                                                      8,500
  Directors' fees                                                    5,000
  Insurance                                                          3,680
                                                               -----------
    Total expenses                                                 667,644
  Less: Fees waived (Note B)                                      (162,943)
                                                               -----------
    Net expenses                                                   504,701
                                                               -----------
  Net investment income                                          4,324,862
                                                               -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE A):

  Net realized loss from securities transactions                (1,018,416)
  Change in unrealized appreciation of investments               7,179,328
  Change in unrealized appreciation of assets and liabilities
    denominated in foreign currency                                  1,216
                                                               -----------
  Net gain on investments                                        6,162,128
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $10,486,990
                                                               ===========

See accompanying Notes to Financial Statements.

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

Statement of Changes in Net Assets


                                                                For the Year Ended December 31,
                                                                    1995             1994
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $ 4,324,862      $  5,692,067
  Net loss from security transactions                           (1,018,416)       (2,533,036)
  Change in unrealized appreciation/(depreciation)
    of investments                                               7,179,328        (6,950,668)
  Change in unrealized appreciation/(depreciation) of assets
    and liabilities denominated in foreign currency                  1,216                --
                                                                ----------      ------------
  Net increase/(decrease) in net assets
    resulting from operations                                   10,486,990        (3,791,637)
                                                                ----------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Flag Investors Class A Shares                               (4,208,250)       (5,690,349)
    Flag Investors Institutional Shares                             (7,962)               --
  Return of capital:
    Flag Investors Class A Shares                                       --          (324,493)
    Flag Investors Institutional Shares                                 --                --
                                                                ----------      ------------
  Total distributions                                           (4,216,212)       (6,014,842)
                                                                ----------      ------------

CAPITAL SHARE TRANSACTIONS (NOTE C):
  Proceeds from sale of shares                                   4,986,795        18,470,875
  Value of shares issued in reinvestment of dividends            2,635,861         4,067,306
  Cost of shares repurchased                                   (23,380,739)      (46,462,862)
                                                                ----------      ------------
  Decrease in net assets derived from
    capital share transactions                                 (15,758,083)      (23,924,681)
                                                                ----------      ------------
  Total decrease in net assets                                  (9,487,305)      (33,731,160)

NET ASSETS:
  Beginning of year                                             78,788,999       112,520,159
                                                                ----------      ------------
  End of year                                                  $69,301,694      $ 78,788,999
                                                                ==========      ============

See accompanying Notes to Financial Statements.

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

FINANCIAL HIGHLIGHTS -- FLAG INVESTORS CLASS A SHARES
(For a share outstanding throughout each period)


                                                                                             For the Period
                                                                                              May 13, 1991*
                                                          For the Year Ended December 31,       through
                                                     1995      1994        1993       1992   Dec. 31, 1991
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period          $  9.62    $ 10.57    $  10.37    $ 10.54    $ 10.00
                                                  -------    -------    --------    -------    -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.62       0.57        0.57       0.63       0.32
  Net realized and unrealized gain/(loss)
    on investments                                   0.84      (0.92)       0.34      (0.05)      0.64
                                                  -------    -------    --------    -------    -------
    Total from Investment Operations                 1.46      (0.35)       0.91       0.58       0.96
                                                  -------    -------    --------    -------    -------

LESS DISTRIBUTIONS:
  Dividends from net investment
    income and short-term gains                     (0.60)     (0.57)      (0.69)     (0.75)     (0.42)
  Return of capital                                    --      (0.03)         --         --         --
  Distributions from net realized
    long-term gains                                    --         --       (0.02)        --         --
                                                  -------    -------    --------    -------    -------
    Total distributions                             (0.60)     (0.60)      (0.71)     (0.75)     (0.42)
                                                  -------    -------    --------    -------    -------
  Net asset value at end of period                $ 10.48    $  9.62    $  10.57    $ 10.37    $ 10.54
                                                  =======    =======    ========    =======    =======

TOTAL RETURN(1)                                     15.43%     (3.32)%      8.98%      5.68%      9.79%

RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)                                        0.70%      0.70%       0.70%      0.70%      0.70%**
  Net investment income(3)                           6.00%      5.57%       5.43%      6.01%      5.97%**

SUPPLEMENTAL DATA:
  Net assets at end of period (000)               $67,116    $78,789    $112,520    $78,706    $64,327
  Portfolio turnover rate                              46%        50%         86%       107%        46%

 *   Commencement of operations.
 **  Annualized.
(1)  Total return excludes the effect of sales loads.
(2) Without the waiver of advisory fees (Note B), the ratio of expenses to average net assets would have been 0.93%, 0.84%, 0.85%, 0.87% and 1.73% (annualized) for the years ended December 31, 1995, 1994, 1993, 1992, and for the period ended December 31, 1991, respectively.
(3) Without the waiver of advisory fees (Note B), the ratio of net investment income to average net assets would have been 5.77%, 5.43%, 5.28%, 5.83% and 4.94% (annualized) for the years ended December 31, 1995, 1994, 1993, 1992, and for the period ended December 31, 1991, respectively.
See accompanying Notes to Financial Statements.

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(For a share outstanding during the period)

                                                       For the Period
                                                      November 2, 1995*
                                                          through
                                                      December 31, 1995


PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                  $ 10.42
                                                          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.09
  Net realized and unrealized gain on investments            0.12
                                                          -------
    Total from Investment Operations                         0.21
                                                          -------
Less Distributions:
  Dividends from net investment income and
    short-term capital gains                                (0.05)
                                                          -------
  Net asset value at end of period                        $ 10.58
                                                          =======
Total Return                                                12.47%**
Ratios to Average Net Assets:
  Expenses(1)                                                0.47%**
  Net investment income(2)                                   6.52%**

Supplemental Data:
  Net assets at end of period (000)                       $ 2,186
  Portfolio turnover rate                                      46%

 *   Commencement of operations.
 **  Annualized.
(1) Without the waiver of advisory fees (Note B), the ratio of expenses to average net assets would have been 0.72% (annualized) for the period ending December 31, 1995.
(2) Without the waiver of advisory fees (Note B), the ratio of net investment income to average net assets would have been 6.27% (annualized) for the period ending December 31, 1995.
See accompanying Notes to Financial Statements.

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

NOTES TO FINANCIAL STATEMENTS

A. SIGNIFICANT ACCOUNTING POLICIES - Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company designed to provide a high level of current income consistent with preservation of capital within an intermediate-term maturity structure. The Fund commenced operations on May 13, 1991, consisting of Class A Shares, which are subject to a maximum front-end sales charge of 1.50% and a 0.25% distribution fee. On November 2, 1995, the Fund began offering Institutional Shares, which are not subject to a front-end sales charge or a distribution fee. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION - Debt securities are valued on the basis of quotations provided by a pricing service, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Portfolio securities that are listed on a national securities exchange are valued on the basis of their last sale price or, in the absence of recorded sales, at the average of readily available closing bid and asked prices. Securities or other assets for which market quotations are not readily available are valued at their fair value so determined in good faith by the investment advisor under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

FEDERAL INCOME TAX - No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income on a monthly basis and net realized long-term capital gains annually, if any.

OTHER - Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts.

Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which the Fund commenced its investment activities.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES - Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown & Sons Incorporated ("Alex. Brown"), serves as the Fund's investment advisor. As compensation for its advisory services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate of 0.35% of the first $1 billion of the Fund's average daily net assets; 0.30% of the Fund's average daily net assets in excess of $1 billion but not exceeding $1.5 bil-

                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

lion; and 0.25% of the Fund's average daily net assets in excess of $1.5 billion.

ICC has agreed to reduce its aggregate fees so that ordinary expenses of the Fund for any fiscal year do not exceed 0.70% of the Fund's average daily net assets. For the year ended December 31, 1995, ICC waived fees of $162,943.

As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICC received $24,999 for transfer agent services for the year ended December 31, 1995.

As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, from the Fund's average daily net assets. ICC received $57,172 for accounting services for the year ended December 31, 1995.

As compensation for providing distribution services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to 0.25% of the Fund's average daily net assets of Class A Shares. For the year ended December 31, 1995, distribution fees aggregated $179,666.

Flag Investors/ISI Fund complex has adopted a retirement plan for eligible Directors. The pension expense as of the year ended December 31, 1995 was not material.

C. CAPITAL SHARE TRANSACTIONS - The Fund is authorized to issue up to 55 million shares of capital stock (45 million Class A, 5 million Institutional, 2 million Class B and 3 million undesignated), par value $.001 per share, all of which are designated as common stock. Transactions in shares of the Fund were as follows:


                                      Flag Investors Class A Shares
                                     -------------------------------
                                     For the Year Ended December 31,
                                        1995              1994
                                     ---------         ----------
Shares sold                            267,783          1,793,782
Shares issued to
  shareholders on
  reinvestment of
  dividends                            261,580            404,005
Shares redeemed                     (2,317,104)        (4,649,437)
                                    ----------         ----------
Net decrease in shares
  outstanding                       (1,787,741)        (2,451,650)
                                    ==========         ==========
Proceeds from sale
  of shares                      $   2,690,780        $18,470,875
Value of reinvested
  dividends                          2,635,861          4,067,306
Cost of shares
  redeemed                         (23,241,599)       (46,462,862)
                                    ----------         ----------
Net decrease from
  capital share
  transactions                    $(17,914,958)      $(23,924,681)
                                    ==========         ==========

                                FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

NOTES TO FINANCIAL STATEMENTS (concluded)


                                         Institutional Shares
                                  --------------------------------
                                  For the Period November 2, 1995*
                                      through December 31, 1995
                                  --------------------------------
Shares sold                                  219,797
Shares issued to
  shareholders on
  reinvestment of
  dividends                                       --
Shares redeemed                              (13,212)
                                          -----------
Net increase in shares
  outstanding                                206,585
                                          ===========
Proceeds from sale
  of shares                               $2,296,015
Value of reinvested
  dividends                                       --
Cost of shares
  redeemed                                  (139,140)
                                          ----------
Net increase from
  capital share
  transactions                            $2,156,875
                                          ==========

* Commencement of operations.

D. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities, other than short-term obligations, aggregated $31,389,840 and $42,317,826, respectively, for the year ended December 31, 1995.

At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,747,187, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $101,190.

E. CAPITAL LOSS CARRYFORWARD - At December 31, 1995, there was a tax capital loss carryforward of $3,494,748, of which $383,359 expires in 2002 and $3,111,389 expires in 2003. This carryforward will be used to offset future net capital gains, if any.

F. NET ASSETS - At December 31, 1995, net assets consisted of:

Paid-in capital:
  Flag Investors Class A Shares             $69,160,420
  Flag Investors Institutional Shares         2,156,875
Accumulated net realized loss from
  security transactions                      (3,514,478)
Unrealized appreciation of
  investments                                 1,645,997
Overdistribution of net investment
  income                                       (147,120)
                                            -----------
                                            $69,301,694
                                            ===========

                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Flag
Investors Intermediate-Term Income Fund, Inc.:

We have audited the accompanying statement of net assets of Flag Investors Intermediate-Term Income Fund, Inc. as of December 31, 1995, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period May 13, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Flag Investors Intermediate-Term Income Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
January 26, 1996

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------

Statement of Net Assets                                            June 30, 1996
(Unaudited)

                                                                              S&P           Par           Value
Security                                                                   Rating**        (000)        (Note A)
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 21.8%
  Banc One Columbus
    7.375%, 12/1/02                                                          AA-          $1,000       $ 1,032,501
  Countrywide Funding
    8.25%, 7/15/02                                                           A-            3,250         3,408,419
  Elf Aquitaine
    7.75%, 5/1/99                                                            AA-           2,000         2,060,001
  Fund America Enterprise
    7.75%, 2/1/03                                                            BBB+          2,000         1,974,978
  General Motors Acceptance Corp.
    5.625%, 2/15/01                                                          A-            1,000           953,751
  Guaranteed Export Trust
    8.187%, 12/15/04                                                         AAA             995         1,037,899
       Pacific Gas & Electric
    6.25%, 3/1/04                                                            A             2,000         1,884,999
  Philip Morris Cos., Inc.
    6.95%, 6/1/06                                                            A             2,000         2,002,500
---------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $13,424,381)                                                                14,355,048
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 46.3%
Federal Home Loan Bank -- 4.5%
  Consolidated System-wide Bonds
    7.151%, Due 9/13/05                                                      AAA           3,000         2,928,867
Federal Home Loan Mortgage Corp. -- 12.1%
  Multi-Class Mortgage Certificates
    Series 21-H, 5.85%, Due 1/25/19                                          AAA           4,000         3,796,122
    Series 106-F, 8.50%, Due 12/15/20                                        AAA           2,893         2,968,349
  Participation Certificate
    Pool #G10049, 8.00%, Due 10/1/07                                         AAA           1,209         1,233,864
Federal National Mortgage Assoc. -- 19.6%
  Debenture
    6.250%, Due 8/12/03                                                      AAA           3,500         3,333,859
  Mortgage-Backed Securities
    Pool #326570, 7.00%, Due 2/1/08                                          AAA           3,846         3,797,479
  Multi-Class Mortgage Certificates
    Series 88-18-B, 9.40%, 7/25/03                                           AAA             203           213,150
    Series 149-D, 12.00%, 4/25/19                                            AAA           1,298         1,330,813
    Series 91-11-G, 7.00%, 11/25/19                                          AAA           2,187         2,182,636
    Series W-1, 8.20%, 4/25/25                                               AAA           2,000         2,049,200
Government National Mortgage Assoc. -- 10.1%
  "Pass Throughs"
    Pool #194615, 8.00%, Due 3/15/17                                         AAA             164           165,329
    Pool #204405, 8.00%, Due 4/15/17                                         AAA             171           172,358
    Pool #371200, 8.00%, Due 12/15/23                                        AAA           1,604         1,619,111

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                                June 30, 1996
(Unaudited)

                                                                              S&P           Par           Value
Security                                                                   Rating**        (000)        (Note A)
---------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assoc. (continued)
    Pool #371206, 8.00%, Due 12/15/23                                        AAA          $1,832       $ 1,848,725
    Pool #780195, 8.00%, Due 7/15/25                                         AAA           2,828         2,865,269
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost $31,835,588)                                              30,505,131
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 17.5%
  U.S. Treasury Notes
    4.750%, 9/30/98                                                          AAA           4,000         3,885,320
    5.250%, 1/31/01                                                          AAA           2,000         1,911,283
    5.750%, 8/15/03                                                          AAA           2,000         1,905,516
    5.875%, 2/15/04                                                          AAA           4,000         3,823,473
---------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Securities (Cost $11,833,220)                                                       11,525,592
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.0%
  Banc One Credit Card Master Trust
    6.300%,10/15/02                                                          AAA           3,000         2,943,900
  Discover Credit Card, 93-A-A
    6.25%, 8/15/00                                                           AAA           3,000         2,988,893
  Premier Auto Trust, 94-1-A3
    4.75%, 2/2/00                                                            AAA             655           648,703
---------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $6,691,492)                                                          6,581,496
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
  Goldman Sachs & Co., 5.25%
    Dated 6/28/96, to be repurchased on 7/1/96, collateralized by U.S. Treasury Bonds with a market value of $1,979,189.
         (Cost $1,940,000)                                                   NR*           1,940         1,940,000
---------------------------------------------------------------------------------------------------------------------------
Total Investment in Securities -- 98.5%
  (Cost $65,724,681)***                                                                                 64,907,267
Other Assets in Excess of Liabilities, Net-- 1.5%                                                        1,019,975
---------------------------------------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                                    $65,927,242
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
  Class A Share ($58,008,812 / 5,694,472 shares outstanding)                                                $10.19
  Institutional Share ($7,918,430 / 769,405 shares outstanding)                                             $10.29
Maximum Offering Price Per:
  Class A Share ($10.19 / .985)                                                                             $10.35
  Institutional Share                                                                                       $10.29


---------------------------------------------------------------------------------------------------------------------------

  * Not rated.
 ** The Standard & Poor's rating indicated  is believed  to be  the most  recent rating available as of June 30, 1996.
*** Also aggregate cost for federal tax purposes.
See accompanying Notes to Financial Statements.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------

Statement of Operations                   For the Six Months Ended June 30, 1996
(Unaudited)
INVESTMENT INCOME (NOTE A):

     Interest                                                      $ 2,305,962

EXPENSES:

     Investment advisory fee (Note B)                                  115,889
     Distribution fee (Note B)                                          76,984
     Accounting fee (Note B)                                            27,007
     Printing and postage                                               17,165
     Transfer agent fee (Note B)                                        14,794
     Custodian fee                                                      12,821
     Legal                                                              12,328
     Audit                                                              11,835
     Registration fees                                                   9,862
     Miscellaneous                                                       6,604
     Organizational expense (Note A)                                     4,484
     Directors' fees                                                     2,466
     Insurance                                                           1,247
  Total expenses                                                       313,486
     Less: Fees waived (Note B)                                        (83,277)
       Net expenses                                                    230,209
     Net investment income                                           2,075,753

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE A):

     Net realized gain from security transactions                      124,699
     Change in unrealized depreciation of investments               (2,463,411)
     Net loss on investments                                        (2,338,712)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (262,959)


--------------------------------------------------------------------------------
See accompanying Notes to Financial Statements.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

-------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                             For the Six
                                                                            Months Ended         For the Year
                                                                            June 30, 1996            Ended
                                                                             (Unaudited)       December 31, 1995
--------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                   $ 2,075,753          $ 4,324,862
     Net realized gain/(loss) from security transactions                         124,699           (1,018,416)
     Change in appreciation/(depreciation) of
       investments                                                            (2,463,411)           7,179,328
     Change in unrealized appreciation of assets
       and liabilities denominated in foreign currency                                --                1,216
     Net increase/(decrease) in net assets
       resulting from operations                                                (262,959)          10,486,990
Dividends to Shareholders from:
     Net investment income:
       Flag Investors Class A Shares                                          (1,518,214)          (4,208,250)
       Flag Investors Institutional Shares                                      (118,077)              (7,962)
       Total distributions                                                    (1,636,291)          (4,216,212)

CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                             10,355,231            4,986,795
     Value of shares issued in reinvestment of dividends                       1,170,669            2,635,861
     Cost of shares repurchased                                              (13,001,102)         (23,380,739)
     Decrease in net assets derived from
       capital share transactions                                             (1,475,202)         (15,758,083)
     Total decrease in net assets                                             (3,374,452)          (9,487,305)

NET ASSETS:
     Beginning of period                                                      69,301,694           78,788,999
     End of period                                                           $65,927,242          $69,301,694


--------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

-------------------------------------------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A Shares
(For a share outstanding throughout each period)

                                        For the Six                                                 For the Period
                                       Months Ended                                                  May 13, 1991*
                                       June 30, 1996         For the Year Ended December 31,           through
                                        (Unaudited)      1995        1994       1993         1992    Dec. 31, 1991
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of
    period                                 $ 10.48       $  9.62    $ 10.57    $  10.37     $ 10.54      $ 10.00

Income from Investment
Operations:
  Net investment income                       0.37          0.62       0.57        0.57        0.63         0.32
  Net realized and unrealized
    gain/(loss) on investments               (0.36)         0.84      (0.92)       0.34       (0.05)        0.64
    Total from Investment
      Operations                              0.01          1.46      (0.35)       0.91        0.58         0.96

Less Distributions:
  Dividends from net investment
    income and short-term gains              (0.30)        (0.60)     (0.57)      (0.69)      (0.75)       (0.42)
  Return of capital                             --            --      (0.03)         --          --           --
  Distributions from net realized
    long-term gains                             --            --         --       (0.02)         --           --
    Total distributions                      (0.30)        (0.60)     (0.60)      (0.71)      (0.75)       (0.42)
  Net asset value at end of period         $ 10.19       $ 10.48    $  9.62    $  10.57     $ 10.37      $ 10.54

Total Return(1)                              (0.43)%       15.43%     (3.32)%      8.98%       5.68%        9.79%

Ratios to Average Daily Net Assets:
  Expenses(2)                                 0.70%**       0.70%      0.70%       0.70%       0.70%        0.70%**
  Net investment income(3)                    6.16%**       6.00%      5.57%       5.43%       6.01%        5.97%**

Supplemental Data:
  Net assets at end of period (000)        $58,009       $67,116    $78,789    $112,520     $78,706      $64,327
   Portfolio turnover rate                      23%           46%        50%         86%        107%          46%
---------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.
**Annualized.
 (1) Total return excludes the effect of sales charge.
 (2) Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been 0.96% (annualized), 0.93%, 0.84%, 0.85%, 0.87% and 1.73% (annualized) for the six months ended June 30, 1996, the years ended December 31, 1995,  1994, 1993, 1992, and the period ended December 31, 1991, respectively.

 (3) Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 5.91% (annualized), 5.77%, 5.43%, 5.28%, 5.83% and 4.94%
     (annualized) for the six months ended June 30, 1996, the years ended December 31, 1995, 1994, 1993, 1992, and the period ended December 31, 1991, respectively.
See accompanying Notes to Financial Statements.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND

-------------------------------------------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Institutional Shares
(For a share outstanding throughout each period)
                                                                       For the Six              For the Period
                                                                      Months Ended             November 2, 1995*
                                                                      June 30, 1996                 through
                                                                       (Unaudited)             December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period                                 $10.58                     $10.42

Income from Investment Operations:
  Net investment income                                                    0.36                       0.09
  Net realized and unrealized gain/(loss) on investments                  (0.34)                      0.12
    Total from Investment Operations                                       0.02                       0.21

Less Distributions:
  Dividends from net investment income and short-term gains               (0.31)                     (0.05)
  Net asset value at end of period                                       $10.29                     $10.58

Total Return(1)                                                           (0.43)%                    12.47%

Ratios to Average Daily Net Assets:
  Expenses(2)                                                              0.45%**                    0.45%**
  Net investment income(3)                                                 6.51%**                    6.52%**

Supplemental Data:
  Net assets at end of period (000)                                      $7,918                     $2,186
   Portfolio turnover rate                                                   23%                        46%
-------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
 ** Annualized.
(1) Total return excludes the effect of sales charge.
(2) Without the waiver of advisory and administration fees (Note B), the ratio of expenses to average daily net assets would have been 0.71% (annualized) and 0.72% (annualized) for the six months ended June 30, 1996, and the period ended December 31, 1995, respectively.
(3) Without the waiver of advisory and administration fees (Note B), the ratio of net investment income to average daily net assets would have been 6.26% (annualized) and 6.25% (annualized) for the six months ended June 30, 1996, and the period ended December 31, 1995, respectively.
See accompanying Notes to Financial Statements.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

A. Significant Accounting Policies - Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company designed to provide a high level of current income consistent with preservation of capital within an intermediate-term maturity structure. The Fund commenced operations on May 13, 1991, consisting of Class A Shares, which are subject to a maximum front-end sales charge of 1.50% and a 0.25% distribution fee. On November 2, 1995, the Fund began offering Institutional Shares, which are not subject to a front-end sales charge or a distribution fee.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

    Security Valuation - Debt securities are valued on the basis of quotations provided by a pricing service, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Portfolio securities that are listed on a national securities exchange are valued on the basis of their last sale price or, in the absence of recorded sales, at the average of readily available closing bid and asked prices. Securities or other assets for which market quotations are not readily available are valued at their fair value so determined in good faith by the investment advisor under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

    Federal Income Tax - No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income on a monthly basis and net realized long-term capital gains annually, if any.

    Other - Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts.

    Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which the Fund commenced its investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees - Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., serves as the Fund's investment advisor. As compensation for its advisory services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets:0.35% of the first $1 billion, 0.30% of the next $500 million and 0.25% of that portion in excess of $1.5 billion.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

    ICC has agreed to reduce its aggregate fees so that ordinary expenses of the Fund for any fiscal year do not exceed 0.70% of the Fund's average daily net assets for Class A Shares and 0.45% for Institutional Shares. For the six months ended June 30, 1996, ICCwaived fees of $83,277.

    As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICC received $14,794 for transfer agent services for the six months ended June 30, 1996.

    As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, from the Fund's average daily net assets. ICC received $27,007 for accounting services for the six months ended June 30, 1996.

    As compensation for providing distribution services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to 0.25% of the Fund's average daily net assets of Class A Shares. For the six months ended June 30, 1996, distribution fees aggregated $76,984.

    The Fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended June 30, 1996 was $1,098.

C. Capital Share Transactions - The Fund is authorized to issue up to 55 million shares of capital stock (45 million Class A, 5 million Institutional, 2 million Class B and 3 million undesignated), par value, $.001 per share, all of which shares are designated as common stock. Transactions in shares of the Fund were as follows:


                                      Class A Shares
                              For the Six
                              Months Ended      For the Year
                             June 30, 1996         Ended
                              (Unaudited)      Dec. 31, 1995

     Shares sold                  419,564           267,783
     Shares issued to
       shareholders on
       reinvestment of
       dividends                  106,326           261,580
     Shares redeemed           (1,237,868)       (2,317,104)
     Net decrease in
       shares outstanding        (711,978)       (1,787,741)
     Proceeds from sale
       of shares             $  4,358,719      $  2,690,780
     Value of reinvested
      dividends                 1,092,017         2,635,861
     Cost of shares
       redeemed               (12,773,834)      (23,241,599)
     Net decrease from
       capital share
       transactions          $ (7,323,098)     $(17,914,958)




                                 Institutional Shares
                             For the Six      For the Period
                             Months Ended     Nov. 2, 1995*
                             June 30, 1996        through
                              (Unaudited)      Dec. 31, 1995

     Shares sold                  576,651           219,797
     Shares issued to
       shareholders on
       reinvestment of
       dividends                    7,645                --
     Shares redeemed              (21,476)          (13,212)
     Net increase in shares
       outstanding                562,820           206,585
     Proceeds from sale
       of shares               $5,996,512        $2,296,015
     Value of reinvested
       dividends                   78,652                --
     Cost of shares
       redeemed                  (227,268)         (139,140)
     Net increase from
       capital share
       transactions            $5,847,896        $2,156,875

--------------------------------------------------------------------------------
     *Commencement of operations.

                                  [Flag Logo]
                                 FLAG INVESTORS
                         INTERMEDIATE-TERM INCOME FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

D. Investment Transactions - Purchases and sales of investment securities, other than short-term obligations, aggregated $14,943,948 and $16,757,354, respectively, for the six months ended June 30, 1996.

    At June 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $362,855, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $1,180,269.

E.  Net Assets - At June 30, 1996, net assets consisted of:

    Paid-in capital:
      Flag Investors Class A Shares           $61,690,202
      Flag Investors Institutional
        Shares                                  8,004,771
    Accumulated net realized loss from
      security transactions                    (3,389,779)
    Undistributed net investment
      income                                      439,462
    Unrealized depreciation of
      investments                                (817,414)
                                              $65,927,242

PART C.         OTHER INFORMATION

Item 24.        Financial Statements and Exhibits.

                List all financial statements and exhibits filed as part of the Registration Statement.
                (a)    Financial statements:

                       (1)     Included in Part A of the Registration Statement:

                               -  Financial Highlights for Flag Investors
                                  Class A Shares for the six months ended
                                  June 30, 1996 (unaudited) and for the
                                  years ended December 31, 1995, December
                                  31, 1994, December 31, 1993 and
                                  December 31, 1992 and for the period
                                  May 13, 1991 through December 31, 1991.

                               -  Financial Highlights for Flag Investors
                                  Institutional Shares for the six months
                                  ended June 30, 1996 (unaudited) and for
                                  the period November 2, 1995
                                  (commencement of operations) through
                                  December 31, 1995.


                       (2)     Included in Part B of the Registration Statement:

                               - Statement of Net Assets as of December 31,
                                 1995.

                               - Statement of Operations for the year ended December 31, 1995.

                               -  Statements of Changes in Net Assets for
                                  the years ended December 31, 1995 and
                                  December 31, 1994.

                               -  Financial Highlights for Flag Investors
                                  Class A Shares for the years ended
                                  December 31, 1995, December 31, 1994,
                                  December 31, 1993 and December 31, 1992
                                  and for the period ended December 31,
                                  1991.

                               -  Financial Highlights for Flag Investors
                                  Institutional Shares for the period
                                  November 2, 1995 (commencement of
                                  operations) through December 31, 1995.

                               -  Notes to Financial Statements.

                               - Statement of Net Assets as of June 30, 1996 (unaudited).

                               - Statement of Operations for the six months ended June 30, 1996 (unaudited).

                               -  Statement of Changes in Net Assets for
                                  the six months ended June 30, 1996
                                  (unaudited) and for the year ended
                                  December 31, 1995.

                               -  Financial Highlights for Flag Investors
                                  Class A Shares for the six months ended
                                  June 30, 1996 (unaudited), for the
                                  years ended December 31, 1995, December 31,
                                  1994, December 31, 1993, December 31, 1992
                                  and for the period ended December 31,
                                  1991.

                               -  Financial Highlights for Flag Investors
                                  Institutional Shares for the six months
                                  ended June 30, 1996 (unaudited) and for
                                  the period November 2, 1995
                                  (commencement of operations) through
                                  December 31, 1995

                               -  Notes to Financial Statements.

                       (3) All required financial statements are included in Part B of the Registration Statement. All other financial statements and schedules are inapplicable.

                (b)    Exhibits.

                       (1)     (a)3   Articles of Incorporation.

                               (b)4   Amended Articles of Incorporation.

                               (c)4   Amendment to Amended Articles of
                                      Incorporation.

                               (d)4   Articles Supplementary dated April 23,
                                      1992.

                               (e)4   Articles Supplementary dated October 6,
                                      1995.

                               (f)1   Articles Supplementary dated April 25,
                                      1996.

                               (g)1   Form of Articles Supplementary with
                                      respect to creation of ABCAT Shares
                                      Class.

                       (2)3    By-Laws, as amended.

                       (3)     Not Applicable.

                       (4)2    Specimen Security.

                       (5)4 Investment Advisory Agreement between Registrant and Flag Investors Management Corp. (now known as Investment Company Capital Corp).

                       (6)     (a)4   Distribution Agreement between Registrant
                                      and Alex. Brown & Sons Incorporated with respect to Registrant's Flag Investors
                                      Class A Shares.


                               (b)3 Form of Sub-Distribution Agreement between Alex. Brown & Sons Incorporated and Participating Dealers.

                               (c)3 Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents.

                               (d)4 Distribution Agreement between Registrant and Alex. Brown & Sons Incorporated with respect to Registrant's Flag Investors Institutional Shares.

                               (e)1 Form of Distribution Agreement between Registrant and Alex. Brown & Sons Incorporated with respect to Registrant's Alex. Brown Capital Advisory & Trust Shares.

                       (7)     Not Applicable.

                       (8)     (a)4   Custodian Agreement between Registrant and
                                      Provident National Bank (now known as PNC
                                      Bank).

                               (b)4   Master Services Agreement between
                                      Registrant and Investment Company Capital
                                      Corp.

                       (9)     Not Applicable.

                       (10)4   Opinion of Counsel.

                       (11)    (a)1   Consent of Deloitte & Touche LLP.

                               (b)4   Consents to Serve as Directors.

                       (12)    Not Applicable.

                       (13)3 Form of Subscription Agreement re: initial $100,000 capital.

                       (14)    Not Applicable.

                       (15)4   Distribution Plan with respect to Class A Shares.

                       (16)3 Schedule of Computation of Performance Quotations (unaudited).

                       (18)1   Rule 18f-3 Plan.

                       (24)1   Powers of Attorney.

                       (27)1   Financial Data Schedule.


-----------------------
1      Filed herewith.

2 Incorporated by reference to Pre-Effective Amendment No. 1. to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on March 14, 1991.

3 Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on August 18, 1995.

4 Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on April 26, 1996.

Item 25.        Persons Controlled by or under Common Control with Registrant.

                Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                None.

Item 26.        Number of Holders of Securities.

                State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.



                The following information is given as of September 20, 1996:

                Title of Class                       Number of Record Holders

                Flag Investors Class A Shares                 1,114
                Flag Investors Institutional Shares           62

Item 27.        Indemnification.


                State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                Section 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

                Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

                Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this
                Article VIII based on any event, omission or proceeding prior to such amendment.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 28.        Business and Other Connections of Investment Advisor.

                Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 29.        Principal Underwriters.

                (a)     Alex. Brown & Sons Incorporated acts as distributor for
                       Alex. Brown Cash Reserve Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc. and Flag Investors Equity Partners Fund, Inc., all registered open-end management investment companies.

                (b)            Position and
                               Offices with                 Position and
Name and Principal               Principal                  Officers with
Business Address*               Underwriter                  Registrant
------------------             ---------------              --------------
Alvin B. Krongard               Chairman, Chief                None
                                Executive
                                Officer,
                                Director

Mayo A. Shattuck III            President, Director            None

Beverly L. Wright               Chief Financial                None
                                Officer and
                                Treasurer

Robert F. Price                 Secretary and                  None
                                General Counsel
-------------
*   135 East Baltimore Street
    Baltimore, Maryland 21202

             (c)  Not Applicable.

Item 30.        Location of Accounts and Records.

                With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

                       Investment Company Capital Corp., 135 E. Baltimore
                Street, Baltimore, Maryland 21202, the Fund's investment advisor and transfer and dividend disbursing agent, maintains physical possession of each such account, book or other document of the Fund, except for those accounts, books and documents pursuant to Rule 31a-1(b)(1) maintained by the Registrant's custodian, PNC Bank, Airport Business Park, 200 Stevens Drive, Lester, Pennsylvania 19113.



Item 31.        Management Services.

                Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                See Exhibit 8.


Item 32.        Undertakings.

                Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

                (a)    Not Applicable.

                (b)    Not Applicable.

                (c) A copy of the Registrant's latest Annual Report to Shareholders is available upon request, without charge by contacting the Registrant at (800) 767-3524.

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 18th day of October, 1996.

                                       FLAG INVESTORS INTERMEDIATE-TERM
                                       INCOME FUND, INC.


                                       By:      /s/ M. Elliot Randolph
                                                -----------------------
                                                M. Elliott Randolph, Jr.
                                                President

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*/s/ Richard T. Hale                                 Director                           October 18, 1996
-----------------------------                                                           ----------------
Richard T. Hale                                                                         Date

*/s/ W. James Price                                  Director                           October 18, 1996
-----------------------------                                                           ----------------
W. James Price                                                                          Date

*/s/ James J. Cunnane                                Director                           October 18, 1996
-----------------------------                                                           ----------------
James J. Cunnane                                                                        Date

*/s/ John F. Kroeger                                 Director                           October 18, 1996
-----------------------------                                                           ----------------
John F. Kroeger                                                                         Date

*/s/ Louis E. Levy                                   Director                           October 18, 1996
-----------------------------                                                           ----------------
Louis E. Levy                                                                           Date

*/s/ Eugene J. McDonald                              Director                           October 18, 1996
-----------------------------                                                           ----------------
Eugene J. McDonald                                                                      Date

*/s/ Harry Woolf                                     Director                           October 18, 1996
-----------------------------                                                           ----------------
Harry Woolf                                                                             Date

 /s/ M. Elliott Randolph, Jr.                        President                          October 18, 1996
-----------------------------                                                           ----------------
M. Elliott Randolph, Jr.                                                                Date

 /s/ Joseph A. Finelli                               Chief Financial                    October 18, 1996
-----------------------------                        and Accounting                     ----------------
Joseph A. Finelli                                    Officer                            Date


*By:  /s/ Edward J. Stoken
      ---------------------
      Edward J. Stoken
      Attorney-in-Fact

               FLAG INVESTORS INTERMEDIATE-TERM INCOME FUND, INC.

                                INDEX OF EXHIBITS



EDGAR
Exhibit Number                               Document
--------------                               --------
                  (1)        (a)             Registrant's Articles of Incorporation.3
                  (1)        (b)             Registrant's Amended Articles of Incorporation.4
                  (1)        (c)             Amendment to Amended Articles of Incorporation.4
                  (1)        (d)             Articles Supplementary dated April 23, 1992.4
                  (1)        (e)             Articles Supplementary dated October 6, 1995.4
EX-99.B           (1)        (f)             Articles Supplementary dated April 25, 1996.1
EX-99.B           (1)        (g)             Form of Articles Supplementary with respect to
                                             creation of ABCAT Shares Class.
                  (2)        Registrant's By-Laws, as amended.3
                  (3)        Not Applicable.
                  (4)        Specimen Security.2
                  (5)        Investment Advisory Agreement between Registrant and Flag Investors
                             Management Corp. (now known as Investment Company Capital Corp.).4
                  (6)        (a)             Distribution Agreement between Registrant and
                                             Alex. Brown & Sons Incorporated with respect to
                                             Registrant's Flag Investors Class A Shares.4
                  (6)        (b)             Registrant's Form of Sub-Distribution Agreement
                                             between Alex. Brown & Sons Incorporated and
                                             Participating Broker-Dealers.3
                  (6)        (c)             Registrant's Form of Shareholder Servicing
                                             Agreement.3
                  (6)        (d)             Distribution Agreement between Registrant and
                                             Alex. Brown & Sons Incorporated with respect to
                                             Registrant's Flag Investors Institutional Shares.4
EX-99.B           (6)        (e)             Form of Distribution Agreement between Registrant
                                             and Alex. Brown & Sons Incorporated with respect
                                             to Registrant's Alex. Brown Capital Advisory &
                                             Trust Shares.1
                  (7)        Not Applicable.



EDGAR
Exhibit Number                               Document
--------------                               --------
                  (8)        (a)             Custodian Agreement between Registrant and
                                             Provident National Bank (now known as PNC
                                             Bank).4
                  (8)        (b)             Master Services Agreement between Registrant
                                             and Investment Company Capital Corp.4
                  (9)        Not Applicable.
                  (10)       Opinion of Counsel.4
EX-99.B           (11)       (a)             Consent of Deloitte & Touche LLP.1
                  (11)       (b)             Consents of Directors to serve.4
                  (12)       Not Applicable.
                  (13)       Form of Subscription Agreement re:  initial capitalization of the Funds.3
                  (14)       Not Applicable.
                  (15)       Registrant's Distribution Plan with respect to the Class A Shares.4
                  (16)       Schedule of Computation of Performance Quotations (unaudited).3
EX-99.B           (18)       Rule 18f-3 Plan.1
EX-99.B           (24)       Powers of Attorney.1
EX-27             Financial Data Schedule.1

--------------------

1    Filed herewith.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on March 14, 1991.

3 Inrporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on August 18, 1995.

4 Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (Registration No. 33-34275), filed with the Securities and Exchange Commission on April 26, 1996.